Annual Report

HSBC Investor                                    [ARTWORK]
Family of Funds

October 31, 2002

HSBC Investor Money Market Fund

HSBC Investor U.S. Government
Money Market Fund

HSBC Investor New York Tax-Free
Money Market Fund

HSBC Investor U.S. Treasury
Money Market Fund

HSBC Investor California Tax-Free Money Market Fund



                               [HSBC LOGO]

Table of Contents
--------------------------------------------------------------------------------

HSBC Investor Family of Funds
Annual Report - October 31, 2002

President's Message.........................................................  1
Commentary From the Investment Manager......................................  2
Portfolio Reviews...........................................................  3
Schedule of Portfolio Investments
     HSBC Investor Money Market Fund........................................  8
     HSBC Investor U.S. Government Money Market Fund........................ 10
     HSBC Investor New York Tax-Free Money Market Fund...................... 11
     HSBC Investor U.S. Treasury Money Market Fund.......................... 14
     HSBC Investor California Tax-Free Money Market Fund.................... 15
Statements of Assets and Liabilities........................................ 17
Statements of Operations.................................................... 18
Statements of Changes in Net Assets......................................... 19
Financial Highlights........................................................ 24
Notes to Financial Statements............................................... 29
Independent Auditors' Report................................................ 34
Board of Trustees........................................................... 35

President's Message
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present you with the annual reports for the HSBC Investor Family of Funds for the year ended October 31, 2002. The report contains the following features:

o  Commentary From the Investment Manager

o Portfolio Reviews--investment strategy, performance overview and outlook for the coming months

o Schedules of Portfolio Investments--listing of the security holdings in each Fund

o Statements of Assets and Liabilities--summary of the assets and liabilities of each Fund

o Statements of Operations--summary of operations and its effect on the assets of each Fund

o Statements of Changes in Net Assets--summary of changes in net assets during the period

o Schedules of Capital Stock Activity--summary of capital and share transactions during the period

o Financial Highlights--per share summary of activity affecting net asset value per share

o  Notes to Financial Statements

Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.


Sincerely,

Walter B. Grimm
---------------
Walter B. Grimm
President
December 2002



                                                 HSBC INVESTOR FAMILY OF FUNDS 1

Commentary From the Investment Manager
-----------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.

U.S. Economic Review

The U.S. economy during the 12-month period ended October 31, 2002 struggled to recover from a recession. Strength in productivity, consumer spending, and the housing market was undercut by weak corporate spending, high unemployment, a declining stock market and rising energy prices.

The combined effects of the September 11 attacks, relatively high-energy prices, low corporate capital spending, and rising unemployment hampered economic growth early in the period. The Federal Reserve Board (the "Fed") reduced short-term interest rates in December in an attempt to spark an economic recovery. Those rate cuts helped the economy rebound early in 2002, but corporate spending and the job market remained weak.

Worker productivity continued to increase during the summer months, stimulating a pick-up in corporate profit margins.

Consumer spending also remained strong, driven by a rising housing market and a mortgage-refinancing boom. However, the economy still faced weakness in corporate spending and the job market. Meanwhile, fears that a possible war with Iraq could disrupt oil supplies drove energy prices higher. Those factors continued to weigh on the economy during the fall, prompting expectations that the Fed would lower short-term interest rates in early November. The Fed did cut rates by half a percentage point soon after the end of the period.


2 HSBC INVESTOR FAMILY OF FUNDS

Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor Money Market Fund'D'
(Class A (Investor) Shares, B Shares, C Shares, D (Private Investor) Shares, I Shares and Y Shares)

by Edward Merkle
Senior Portfolio Manager, Managing Director, Fixed Income

Moody's has assigned an "Aa" rating to the HSBC Investor Money Market Fund.(4)

After the terrorist attacks of September 11, 2001, which further weakened the economy and consumer confidence, the Fed cut interest rates 50 basis points following their November 6, 2001 meeting and then again by 25 basis points following their December 11, 2001 meeting. Together, these interest rate cuts lowered the federal funds target from 2.50% to the present 1.75%.

The recent release of economic data has put the Federal Reserve at the crossroads. At this point in time, the Fed is on heightened alert to the risks of a further erosion of the economic recovery. The most recent data reflects slowing U.S. growth in the form of a negative durable goods report, consumer confidence levels dropping to 79.4 in October from an upward revised 93.7 in September and a less than glowing beige book(5). The beige book described economic activity as sluggish, retail sales as weak across the nation, manufacturing activity as declining or growing more slowly and labor markets as lackluster. Also of note are the recent problems experienced by the corporate credit markets which could result in a stalling in capital expenditures. Lastly, add in falling auto sales and it is apparent that the Fed has run out of time standing on the sidelines waiting for the economy to re-ignite.

With the continuing weak economic data and consumers looking for a safe haven for their investments, money market yields have once again started to fall the last six months as one-month Libor(3) which opened at 1.84% in May dropped to 1.72% on October 31. Additionally, three-month Libor fell 13 basis points to 1.79% from 1.92% as the markets started to anticipate an easing by the Fed before the end of the year. As much as possible over the past months, we attempted to keep the weighted average maturity of the fund relatively high to match our expectations of Fed activity. For most of the period, we employed a "barbell" strategy purchasing U.S. Agency callable notes, variable rate notes indexed to one- and three-month Libor and longer-dated commercial paper and certificates of deposit. After it became apparent very recently that the markets expected the Fed to ease and yields fell significantly, we adopted a laddered strategy and purchased short-dated securities.

With the continuing weak stream of economic data, house view calls for the Fed to cut interest rates by 50 basis points over the next three months, which will bring the fed funds target down to a 1.25% level. Beyond that, we expect the economy to slowly re-ignite with the overall pattern of data to be consistent with below trend growth rather than a recession. Even with these lower interest rate levels, we will continue to look for relative value in the form of the calender year interest rate spike, at which point we will extend maturities into the first quarter of 2003 and beyond.

Fund Performance                               Average Annual Total Return           Yield(2)
------------------------------------------------------------------------------------------------
                                            Inception         1          Since         7-Day
As of October 31, 2002                         Date         Year       Inception     Average
------------------------------------------------------------------------------------------------
Class A (Investor) Shares                    11/13/98        1.49%        4.00%        1.29%

Class B Shares**                               4/4/01      -3.36%        -0.45%        0.69%

Class C Shares***                             3/23/01      -0.12%         1.54%        0.69%

Class D (Private Investor) Shares              4/1/99       1.64%         4.08%        1.44%

Class I Shares                                 1/9/02        --           1.54%        1.80%

Class Y Shares                               11/12/98       1.89%         4.39%        1.69%

Lipper Money Market Funds Average(1)           --           1.16%          --           --

  **  Reflects the contingent deferred sales charge maximum of 4.00%.

  *** Reflects the contingent deferred sales charge maximum of 1.00%.
--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper Money Market Funds Average is an average of managed funds that invest in high-quality financial instruments rated in the top two grades, with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

(3) The London Inter-Bank Offer Rate (LIBOR) is the interest rate that the largest international banks charge each other for loans.

(4) The "Aa" money market fund rating is historical and reflects the superior quality of the Fund's investments, sound liquidity management, and strong operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody's rating represent an opinion only, not a recommendation to buy or sell.

(5) The beige book is a compilation of economic conditions from each of the 12 Federal Reserve regional districts. This report on economic conditions is used at the Federal Open Market Committee. The data is anecdotal and qualitative, rather than quantitative, in nature.


                                                HSBC INVESTOR FAMILY OF FUNDS 3

Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor U.S. Government Money Market Fund'D'
(Class A (Investor) Shares, B Shares, D (Private Investor) Shares and Y Shares)

by Edward Merkle
Senior Portfolio Manager, Managing Director, Fixed Income

After the terrorist attacks of September 11, which further weakened the economy and consumer confidence, the Fed cut interest rates 50 basis points following their November 6 meeting and then again by 25 basis points following their December 11 meeting. Together, these interest rate cuts lowered the federal funds target from 2.50% to the present 1.75%.

At this point in time, the most recent economic data reflects slowing U.S. growth in the form of a negative durable goods report, consumer confidence levels dropping and a less than glowing beige book. The beige book described economic activity as sluggish, retail sales as weak across the nation, manufacturing activity as declining or growing more slowly and labor markets as lackluster. Also of note are the recent problems experienced by the corporate credit markets which could result in a stalling in capital expenditures. Lastly, add in falling auto sales and it is apparent that the Fed has run out of time standing on the sidelines waiting for the economy to re-ignite.

With the continuing weak economic data and consumers looking for a safe haven for their investments, money market yields have once again started to fall. As a result, as much as possible over the past year, we attempted to keep the weighted average maturity of the fund relatively high to match our expectations of Fed activity. For most of the period, we employed a "barbell" strategy, purchasing one year or thirteen month U.S. Agency callable notes issued by Federal Home Loan Mortgage Corp (FHLMC), Federal National Mortgage Association.
(FNMA) or Federal Home Loan Bank (FHLB) and offsetting them with overnight repurchase agreements. These strategies were successful as the Fund outperformed its peer group for the 12-month period ending October 31.*

With the continuing weak stream of economic data, house view calls for the Fed to cut interest rates by 50 basis points over the next three months, which will bring the fed funds target down to a 1.25% level. Beyond that, we expect the economy to slowly re-ignite with the overall pattern of data to be consistent with below trend growth rather than a recession. Even with these lower interest rate levels, we will continue to look for relative value in the form of variable rate notes indexed to Prime that will outperform overnight repurchase agreements on a daily basis and especially on weekends.



Fund Performance                                                   Average Annual Total Return            Yield(2)
--------------------------------------------------------------------------------------------------------------------
                                            Inception         1           5          10        Since        7-Day
As of October 31, 2002                         Date         Year         Year       Year     Inception     Average
--------------------------------------------------------------------------------------------------------------------
Class A (Investor) Shares                      5/3/90       1.23%        3.98%      4.14%      4.41%       1.10%

Class B Shares**                              9/11/98      -3.38%         --         --        3.14%       0.48%

Class D (Private Investor) Shares              4/1/99       1.38%         --         --        3.83%       1.25%

Class Y Shares                                 7/1/96       1.63%        4.35%       --        4.51%       1.50%

Lipper U.S. Government
   Money Market Funds Average(1)                --          1.22%         --         --         --          --

** Reflects the contingent deferred sales charge maximum of 4.00%.
--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper U.S. Government Money Market Funds Average is an average of managed funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.


4 HSBC INVESTOR FAMILY OF FUNDS

Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor New York Tax-Free Money Market Fund'D'
(Class A (Investor) Shares, B Shares, C Shares, D (Private Investor) Shares and Y Shares)

by Jerry Samet
Senior Portfolio Manager

The Fed continued to ease monetary policy after the events of September 11 and reduced its target on the federal funds rate from 2.50% to 1.75%. The Fed's action was an attempt to provide liquidity to the markets to offset the negative economic fallout of the terrorist attacks. In all, the Fed eased by a record total of 475 basis points in this current easing cycle which began in January 2001. As a consequence, over the annual period ending October 31, 2002, yields on short-term tax-free money market securities fell significantly.

The Fund began the period with an average maturity of 45 days, which rose to 66 days by October 31, 2002. We increased the Fund's average maturity in order to lock in yields on longer-term money market securities as interest rates fell. That strategy benefited the Fund's performance as the Fed continued to cut interest rates with very little probability of a rise in the near term. The Fund invested primarily in 6-12 month notes, which offered attractive fixed rate yields. We continued to underweight floating rate issues, as these securities tend to be extremely sensitive to movement in the federal funds rate. On October 31, 2002, the Fund held approximately 36% of the portfolio's holdings in municipal notes, which was an increase from 24%, which was held the previous year. The Fund held 60% in weekly and daily floating rate notes, which was the same as the previous year. The remainder in commercial paper and cash equivalents declined to just 4%.*

We believe that over the next three months the Fed is likely to cut interest rates by another 50 basis points in an effort to avoid the risk of a double dip recession. We will maintain the Fund's relatively long average maturity and overweighted position in fixed yield securities in an attempt to lock in higher yields as rates fall. We expect the economy to begin staging a recovery by the middle of next year, which should push rates higher. As that happens, we intend to reduce the Fund's average maturity. We will also look to increase the Fund's position in floating rate instruments as the economy rebounds. The variable yields on such securities should benefit the Fund as interest rates rise.


Fund Performance                                 Average Annual Total Return     Yield(2)
------------------------------------------------------------------------------------------
                                  Inception        1        5         Since       7-Day
As of October 31, 2002              Date          Year     Year     Inception    Average
------------------------------------------------------------------------------------------
Class A (Investor) Shares         11/17/94       0.82%     2.37%      2.66%       1.00%
Class B Shares**                   4/29/98      -3.94%      --       -2.45%       0.42%
Class C Shares***                  3/19/01      -0.86%      --        0.63%        --
Class D (Private Investor) Shares   4/1/99       0.97%      --        2.37%       1.15%
Class Y Shares                      7/1/96       1.22%     2.73%      2.83%       1.40%
Lipper New York Tax-Exempt Money
    Market Funds Average(1)           --         0.93%     2.47%       --          --

**   Reflects the contingent deferred sales charge maximum of 4.00%.

***  Reflects the contingent deferred sales charge maximum of 1.00%.
--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper New York Tax-Exempt Money Market Funds Average is an average of managed funds that invest in municipal obligations of New York with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.


                                                HSBC INVESTOR FAMILY OF FUNDS  5

Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor U.S. Treasury Money Market Fund'D'
(Class A (Investor) Shares, D (Private Investor) Shares and Y Shares)

by Ruth Medina
Senior Portfolio Manager

Standard & Poor's has assigned an "AAA" rating to the HSBC Investor U.S. Treasury Money Market Fund.(3)

The terrorist attacks on September 11, 2001 further weakened the economy and consumer confidence, resulting in the Fed cutting interest rates at the November 6, and December 11, meetings. These interest rate cuts lowered the Federal Funds target from 2.50% to the present 1.75%. At this point in time, the most recent economic data reflects slowing U.S. growth in the form of a negative durable goods report, dropping consumer confidence levels and a less than glowing beige book. The beige book described economic activity as sluggish, retail sales as weak across the nation, manufacturing activity as declining or growing more slowly and labor markets as lackluster. Lastly, add in falling auto sales and it is apparent that the Fed has run out of time standing on the sidelines waiting for the economy to re-ignite.

With the continuing weak economic data and consumers looking for a safe haven for their investments, money market yields have once again started to fall. As a result, we attempted to keep the weighted average maturity of the Fund consistent with our expectations of Fed activity. During the past calendar year, the Fund has undergone two significant events. The first consisted of the Fund changing its composition in April to investing only in U.S. Treasury Bills and Notes and eliminating repurchase agreements. The second item was the highlight of having the Fund rated AAA by Standard and Poor's during June 2002.*

With the continuing weak stream of economic data, house view calls for the Fed to cut interest rates by 50 basis points over the next three months, which will bring the Fed Funds target down to a 1.25% level. Beyond that, we expect the economy to slowly re-ignite with the overall pattern of data to be consistent with below trend growth rather than a recession. Even with these lower interest rate levels, we will continue to look for relative value in the form of cash management bills that traditionally add a few basis points in yield as compared to weekly issued U.S. Treasury Bills.

Fund Performance                                      Average Annual Total Return       Yield(2)
------------------------------------------------------------------------------------------------
                                                   Inception         1        Since       7-Day
As of October 31, 2002                               Date           Year    Inception    Average
------------------------------------------------------------------------------------------------
Class A (Investor) Shares                           5/24/01         1.00%     1.47%       0.83%
Class D (Private Investor) Shares                   5/14/01         1.15%     1.65%       0.98%
Class Y Shares                                      5/11/01         1.41%     1.91%       1.23%
Lipper U.S. Treasury Money Market Funds Average(1)     --           1.49%      --          --

--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper U.S. Treasury Money Market Funds Average is an average of managed funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

(4) The "AAA" money market fund rating is historical and reflects the superior quality of the Fund's investments, sound liquidity management, and strong operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Standard & Poor's rating represent an opinion only, not a recommendation to buy or sell.

*Portfolio composition is subject to change.


6 HSBC INVESTOR FAMILY OF FUNDS

Portfolio Reviews
--------------------------------------------------------------------------------

HSBC Investor California Tax-Free Money Market Fund'D'
(D (Private Investor) Shares and Y Shares)

by Jerry Samet
Senior Portfolio Manager

The Fed continued to ease monetary policy after the events of September 11 and reduced its target on the federal funds rate from 2.50% to 1.75%. The Fed's action was an attempt to provide liquidity to the markets to offset the negative economic fallout of September 11. In all, the Fed eased by a record total of 475 basis points in this current easing cycle which began in January 2001. As a consequence, over the 12-month period ending October 31, 2002, yields on short-term tax-free money market securities fell significantly.

The Fund ended the period with an average maturity of 44 days as of October 31, 2002. We increased the Fund's average maturity in order to lock in yields on longer-term money market securities as interest rates fell. That strategy benefited the Fund's performance as the Fed continued to cut interest rates with very little probability of a rise in the near term. The Fund invested primarily in 9-12 month notes, which offered attractive fixed rate yields. We maintained an overweight in weekly floating rate issues, as supply in the California market has been very limited from July through October. On October 31, 2002, the Fund held approximately 19% of the portfolio's holdings in municipal notes. The Fund held 81% in weekly and daily floating rate notes.*

We believe that over the next three months the Fed is likely to cut interest rates by another 50 basis points in an effort to avoid the risk of a double dip recession. We will look to add to the Fund's average maturity and positions in fixed yield securities in an attempt to lock in higher yields as rates fall. We expect the economy to begin staging a recovery by the middle of next year, which should push rates higher. As that happens we intend to reduce the Fund's average maturity. We will also look to increase the Fund's position in floating rate instruments as the economy rebounds. The variable yields on such securities should benefit the Fund as interest rates rise.


Fund Performance                                         Aggregate Total Return    Yield(2)
-------------------------------------------------------------------------------------------
                                                         Inception      Since       7-Day
As of October 31, 2002                                     Date       Inception    Average
-------------------------------------------------------------------------------------------
Class D (Private Investor) Shares                         6/17/02       0.37%       1.29%
Class Y Shares                                            7/18/02       0.39%       1.54%
Lipper California Tax-Free Money Market Funds Average1       --         0.94%         --

--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper California Tax-Free Money Market Funds Average of managed funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. Intend to keep a constant net asset value. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities. The Lipper California Tax-Free Money Market Funds Average return was calculated by using the closest possible date to the Fund's inception.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.


                                                 HSBC INVESTOR FAMILY OF FUNDS 7

          HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002
.................................................................................

-----------------------------------------------------------------
 CORPORATE OBLIGATIONS  - 36.7%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
BANKING  - 11.4%
American Express Centurion Bank,
 1.79%, 4/7/03*.....................   91,000,000      91,000,000
Chase Manhattan Corp., 1.98%,
 9/15/03*...........................   50,000,000      50,056,409
Credit Suisse First Boston, 1.78%,
 1/17/03*...........................  100,000,000     100,000,000
Key Bank, 1.90%, 3/26/03*...........  150,000,000     149,987,966
Wells Fargo Financial, 1.85%,
 1/10/03*...........................  100,000,000      99,998,100
                                                    -------------
                                                      491,042,475
                                                    -------------
BROKERAGE SERVICES  - 10.1%
Bear Stearns Co., Inc., 1.91%,
 3/27/03*...........................   50,000,000      50,000,000
Bear Stearns Co., Inc., 2.15%,
 3/28/03*...........................   73,860,000      73,940,495
Bear Stearns Co., Inc., 2.06%,
 5/16/03*...........................   11,700,000      11,718,284
Bear Stearns Co., Inc., 1.86%,
 8/25/03*...........................   25,000,000      25,000,000
Bear Stearns Co., Inc., 1.88%,
 9/5/03*............................   25,000,000      25,000,000
Merrill Lynch & Co., Inc., 1.83%,
 12/18/02*..........................  100,000,000     100,000,000
Merrill Lynch & Co., Inc., 2.53%,
 3/28/03............................   50,000,000      50,000,000
The Goldman Sachs Group, Inc.,
 1.85%, 12/16/02*...................  100,000,000     100,000,000
                                                    -------------
                                                      435,658,779
                                                    -------------
FINANCE  - 15.2%
American Express Credit Co., 1.79%,
 5/7/03*............................   60,000,000      60,000,000
CIT Group, Inc., 2.21%, 4/7/03*.....   93,675,000      93,679,342
CIT Group, Inc., 1.88%, 8/14/03*....   11,020,000      10,966,416
General Electric Capital Corp.,
 1.83%, 5/28/03*....................  175,000,000     175,019,663
Household Finance Co., 2.13%,
 6/10/03*...........................  150,000,000     150,000,000
Household Finance Co., 2.05%,
 10/15/03*..........................   12,500,000      12,356,140
Sigma Finance, Inc., 1.85%, 1/28/03*
 (c)................................   50,000,000      50,000,000
Sigma Finance, Inc., 2.87%,
 3/25/03............................   50,000,000      50,000,000
Sigma Finance, Inc., 1.83%,
 8/7/03*............................   50,000,000      49,996,160
                                                    -------------
                                                      652,017,721
                                                    -------------
TOTAL CORPORATE OBLIGATIONS.........                1,578,718,975
                                                    -------------
-----------------------------------------------------------------
 CERTIFICATES OF DEPOSIT  - 32.2%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
BANKING  - 32.2%
ABN Amro Bank, 1.88%, 12/27/02......  175,000,000     175,021,622
Bayerische Landesbank, 1.82%,
 4/25/03*...........................  150,000,000     149,974,577
Canadian Imperial Bank of Commerce,
 2.26%, 2/12/03.....................   50,000,000      50,002,113
Canadian Imperial Bank of Commerce,
 1.81%, 4/25/03*....................  100,000,000      99,978,209
Commerzbank AG, 2.74%, 12/27/02.....   50,000,000      50,000,000
Commerzbank AG, 2.52%, 3/18/03......   50,000,000      50,000,000
Commerzbank AG, 1.89%, 4/25/03*.....   45,000,000      44,995,643
Credit Suisse First Boston Corp.,
 1.80%, 8/8/03*.....................   75,000,000      75,000,000
Deutsche Bank AG, 2.50%, 12/18/02...   78,000,000      78,000,000
JP Morgan Chase & Co., 1.80%,
 12/30/02...........................  100,000,000     100,000,000
Svenska Handelsbanken AB, 2.03%,
 1/21/03............................   85,000,000      85,000,000
The Bank of Nova Scotia, 2.99%,
 3/26/03............................  100,000,000      99,996,056
The Bank of Nova Scotia, 2.50%,
 7/9/03.............................   75,000,000      74,984,721
The Toronto-Dominion Bank, 2.53%,
 4/2/03.............................   50,000,000      50,002,071
The Toronto-Dominion Bank, 2.50%,
 7/9/03.............................  100,000,000     100,000,000
Westdeutsche Landesbank, 2.13%,
 11/24/03...........................  100,000,000     100,010,749
                                                    -------------
TOTAL CERTIFICATES OF
 DEPOSIT............................                1,382,965,761
                                                    -------------
-----------------------------------------------------------------
 COMMERCIAL PAPER  - 16.7%
BANKING  - 5.8%
Banco Bilbao Vizcaya Argentaria
 Puerto Rico, 1.79%, 11/12/02 (b)...  100,000,000      99,945,306
Banco Bilbao Vizcaya Argentaria
 Puerto Rico, 1.78%, 1/29/03 (b)....  100,000,000      99,559,944
Banco Nacional de Mexico S.A.,
 1.82%, 11/29/02 (LOC Barclays Bank)
 (b)................................   50,000,000      49,929,222
                                                    -------------
                                                      249,434,472
                                                    -------------
ELECTRICAL SERVICES  - 0.9%
FPL Group Capital, 1.82%, 11/6/02
 (b)................................   40,000,000      39,989,889
                                                    -------------
FINANCE  - 10.0%
Accor SA, 1.79%, 11/7/02 (b)........   30,000,000      29,991,050
Accor SA, 1.80%, 11/20/02 (b).......   40,000,000      39,962,000
Accor SA, 1.80%, 12/4/02 (LOC Banque
 Nacionale Paris) (b)...............   50,000,000      49,917,500
Dollar Thrifty, 1.80%, 11/22/02
 (b)................................   44,394,000      44,347,386
Dollar Thrifty, 1.81%, 12/20/02
 (b)................................   25,225,000      25,162,855
Eagle Funding Capital Corp., 1.78%,
 11/4/02 (b)........................   70,110,000      70,099,600
Eagle Funding Capital Corp., 1.78%,
 11/12/02 (b).......................   25,000,000      24,986,403
Eagle Funding Captial Corp., 1.78%,
 11/5/02 (b)........................   95,147,000      95,128,183
Natc California LLC, 1.76%, 1/27/03
 (LOC JP Morgan Chase) (b)..........   50,000,000      49,787,333
                                                    -------------
                                                      429,382,310
                                                    -------------
TOTAL COMMERCIAL PAPER..............                  718,806,671
                                                    -------------

8   HSBC INVESTOR FAMILY OF FUNDS            See notes to financial statements.

          HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................

-----------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 3.0%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
FEDERAL HOME LOAN BANK  - 3.0%
2.08%, 10/30/03.....................  128,700,000     128,700,000
                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS.................                  128,700,000
                                                    -------------

-----------------------------------------------------------------
 TIME DEPOSIT  - 1.2%
Goldman Sachs Promissory Note,
 1.91%, 12/19/02....................   50,000,000      50,000,000
                                                    -------------
TOTAL TIME DEPOSIT..................                   50,000,000
                                                    -------------

-----------------------------------------------------------------
 MUNICIPAL VARIABLE RATE DEMAND NOTES*  - 0.5%
ILLINOIS  - 0.1%
Illinois Health Facilities Authority
 Revenue for Loyola University
 Health System, 1.85%, 7/1/24 (MBIA
 Insured)...........................    5,685,000       5,685,000
                                                    -------------
NORTH CAROLINA  - 0.1%
Greensboro, North Carolina, 1.85%,
 4/1/22.............................    1,100,000       1,100,000
Greensboro, North Carolina, Series
 C, 1.85%, 4/1/14...................    2,355,000       2,355,000
                                                    -------------
                                                        3,455,000
                                                    -------------
OHIO  - 0.1%
Cleveland, Ohio Airport Systems,
 Series E, Revenue, 1.85%, 1/1/20
 (LOC Toronto Dominion Bank)........    6,645,000       6,645,000
                                                    -------------
RHODE ISLAND  - 0.1%
Rhode Island State Student Loan
 Authority, Series 4, Revenue,
 1.90%, 12/1/34, (AMBAC Insured)....    5,000,000       5,000,000
                                                    -------------
TEXAS  - 0.1%
Texas State Taxable Veterans Housing
 Assistance, Series A2, 1.85%,
 6/1/30.............................    2,500,000       2,500,000
                                                    -------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND
 NOTES*.............................                   23,285,000
                                                    -------------
-----------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 9.5%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
Lehman Brothers, 1.86%, purchased on
 10/31/02, due 11/1/02 with a
 maturity value of $407,930,075
 (collateralized fully by various
 U.S. Government Agency
 Obligations).......................  407,909,000     407,909,000

TOTAL REPURCHASE AGREEMENTS.........                  407,909,000
                                                    -------------

TOTAL INVESTMENTS (COST
 $4,290,385,407) (a)  - 99.8%.......                4,290,385,407
                                                    -------------
                                                    -------------

---------

Percentages indicated are based on net assets of $4,300,177,872.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Rate presented indicates the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2002. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC --    American Municipal Bond Assurance Corporation
LOC   --    Letter of Credit
MBIA  --    Municipal Bond Insurance Association

See notes to financial statements.            HSBC INVESTOR FAMILY OF FUNDS    9

 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002
.................................................................................

-----------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 72.0%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
FEDERAL FARM CREDIT BANK  - 28.8%
1.75%, 12/29/03*....................  175,000,000     174,918,964
1.75%, 1/26/04*.....................  175,000,000     174,928,249
1.76%, 2/6/04*......................  100,000,000      99,968,443
                                                    -------------
                                                      449,815,656
                                                    -------------

FEDERAL HOME LOAN BANK  - 36.8%
1.73%, 12/12/02*....................  125,000,000     124,995,865
1.73%, 2/24/03*.....................  250,000,000     249,961,494
2.00%, 10/3/03......................  100,000,000     100,000,000
1.90%, 10/28/03.....................  100,000,000     100,000,000
                                                    -------------
                                                      574,957,359
                                                    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 6.4%
1.72%, 4/3/03*......................  100,000,000     100,000,000
                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS.................                1,124,773,015
                                                    -------------

-----------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 28.0%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
Lehman Brothers, 1.86%, purchased on
 10/31/02, due 11/1/02 with a
 maturity value of $236,902,239
 (collateralized fully by various
 U.S. Government Agency
 Obligations).......................  236,890,000     236,890,000
Morgan Stanley Dean Witter, 1.87%,
 purchased on 10/31/02, due 11/1/02
 with a maturity value of
 $200,010,389 (collateralized fully
 by various U.S. Government Agency
 Obligations).......................  200,000,000     200,000,000
                                                    -------------
TOTAL REPURCHASE AGREEMENTS.........                  436,890,000
                                                    -------------
TOTAL INVESTMENTS (COST
 $1,561,663,015) (a)  - 100.0%......                1,561,663,015
                                                    -------------
                                                    -------------

---------

Percentages indicated are based on net assets of $1,561,726,371.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2002. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

10    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002
.................................................................................

----------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*  - 60.4%
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
NEW YORK  - 59.7%
Albany IDA, 1.90%, 6/1/04, (LOC
 KeyBank).............................  1,800,000      1,800,000
Albany IDA, 1.85%, 7/1/11, (AMBAC
 Insured).............................  5,180,000      5,180,000
Albany IDA, 1.90%, 5/1/27, (LOC
 KeyBank).............................  2,195,000      2,195,000
Albany IDA, 1.85%, 3/1/31, (LOC
 Federal Home Loan Bank)..............  7,165,000      7,165,000
Albany IDA, 1.85%, 11/1/32, (AMBAC
 Insured).............................  4,500,000      4,500,000
Babylon IDA, 1.80%, 9/1/17, (AMBAC
 Insured).............................  4,820,000      4,820,000
Babylon IDA, 1.95%, 1/1/19, (LOC JP
 Morgan Chase & Co.)..................  2,300,000      2,300,000
Battery Park Housing Development,
 2.05%, 6/1/23, (LOC JP Morgan
 Chase)...............................  5,150,000      5,150,000
Great Neck North Water Authority,
 1.85%, 1/1/20, (FGIC Insured)........    500,000        500,000
Metropolitan Transportation Authority,
 1.80%, 11/1/22, (FSA Insured)........  6,000,000      6,000,000
Monroe County IDA, 1.95%, 9/1/30, (LOC
 M&T Bank Corp.)......................  2,940,000      2,940,000
Monroe County IDA, 1.95%, 1/15/32,
 (LOC M&T Bank Corp.).................  4,500,000      4,500,000
Nassau County Interim Finance
 Authority, 1.75%, 11/15/22, (FSA
 Insured).............................  2,500,000      2,500,000
New York City Cultural Trust, 1.80%,
 4/1/21, (LOC Landesbank Hessen)......  2,800,000      2,800,000
New York City GO, 1.80%, 2/15/16, (LOC
 JP Morgan Chase).....................  9,000,000      9,000,000
New York City GO, 1.80%, 8/1/18, (LOC
 Helaba)..............................    500,000        500,000
New York City GO, 2.00%, 8/1/18.......  2,100,000      2,100,000
New York City GO, 1.95%, 8/15/18, (LOC
 JP Morgan Chase).....................  2,100,000      2,100,000
New York City GO, 1.80%, 8/1/19, (LOC
 Helaba)..............................    500,000        500,000
New York City GO, 1.90%, 8/1/19, (FGIC
 Insured).............................  5,000,000      5,000,000
New York City GO, 1.95%, 8/15/19, (LOC
 JP Morgan Chase).....................    370,000        370,000
New York City GO, 1.50%, 3/13/20, (LOC
 Dexia Credit)........................  5,100,000      5,100,000
New York City GO, 1.95%, 8/1/20, (LOC
 JP Morgan Chase).....................  3,025,000      3,025,000
New York City Housing Development
 Corp., 1.85%, 11/15/19, AMT, (FNMA
 Insured).............................  1,100,000      1,100,000
New York City Housing Development
 Corp., 1.85%, 5/15/31, AMT, (FNMA
 Insured).............................  14,100,000    14,100,000
New York City Housing Development
 Corp., 1.85%, 5/15/31, AMT, (FNMA
 Insured).............................  3,800,000      3,800,000
New York City IDA, 1.90%, 12/30/21,
 (LOC Allied Irish Bank PLC)..........  1,700,000      1,700,000
New York City IDA, 2.05%, 12/1/27,
 (LOC First Union National Bank)......  1,300,000      1,300,000
New York City IDA, 1.95%, 3/1/30, (LOC
 M&T Bank Corp).......................  4,400,000      4,400,000
New York City IDA, 1.90%, 9/30/31,
 (LOC Allied Irish Bank PLC)..........  1,600,000      1,600,000

----------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*, CONTINUED
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York City IDA, 1.95%, 4/1/32, (LOC
 Allied Irish Bank PLC)...............  2,000,000      2,000,000
New York City IDA, 1.90%, 12/1/34,
 (LOC Allied Irish Bank PLC)..........  1,600,000      1,600,000
New York City Municipal Water Finance
 Authority, 1.90%, 6/15/18, (LOC Bank
 of New York).........................  17,300,000    17,300,000
New York City Transitional Finance
 Authority, 1.90%, 11/1/22, (LOC JP
 Morgan Chase)........................  2,000,000      2,000,000
New York City Transitional Finance
 Authority, 1.85%, 11/1/28, (LOC Bank
 One Corp.)...........................  1,435,000      1,435,000
New York City Transitional Finance
 Authority, 2.30%, 11/15/28, (LOC
 Commerzbank AG)......................  3,400,000      3,400,000
New York City Trust, 1.75%, 4/1/30,
 (LOC JP Morgan Chase)................  1,325,000      1,325,000
New York State Dormitory Authority,
 1.95%, 2/15/07, (LOC JP Morgan
 Chase)...............................  2,300,000      2,300,000
New York State Dormitory Authority,
 1.90%, 7/1/25, (LOC Fleet Bank)......  4,000,000      4,000,000
New York State Dormitory Authority,
 1.75%, 7/1/30, (LOC Toronto Dominion
 Bank)................................    600,000        600,000
New York State Energy Research &
 Development Authority, 1.80%, 8/1/15,
 (LOC Societe Generale)...............  2,000,000      2,000,000
New York State GO, 1.48%, 11/30/18,
 (LOC Westdeutsche Landesbank)........  1,700,000      1,700,000
New York State Housing Finance Agency,
 1.90%, 5/15/32, (FNMA Insured).......  5,600,000      5,600,000
New York State Housing Finance Agency,
 1.90%, 5/15/32, (FNMA Insured).......  3,400,000      3,400,000
New York State Housing Finance
 Authority, 1.75%, 11/1/10, (LOC JP
 Morgan Chase)........................  1,200,000      1,200,000
New York State Housing Finance
 Authority, 2.10%, 3/15/28, (LOC
 Commerzbank A.G.)....................  2,500,000      2,500,000
New York State Housing Finance
 Authority, 1.85%, 11/1/28, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  4,800,000      4,800,000
New York State Housing Finance
 Authority, 1.85%, 5/1/29, AMT, (FNMA
 Insured).............................  1,900,000      1,900,000
New York State Housing Finance
 Authority, 1.90%, 5/15/29, AMT, (FNMA
 Insured).............................  4,000,000      4,000,000
New York State Housing Finance
 Authority, 1.85%, 11/15/29, AMT,
 (FNMA Insured).......................  1,600,000      1,600,000
New York State Housing Finance
 Authority, 1.85%, 5/15/31, AMT, (FNMA
 Insured).............................  1,700,000      1,700,000
New York State Housing Finance
 Authority, 1.90%, 11/1/31, AMT, (LOC
 KeyBank).............................  7,300,000      7,300,000
New York State Housing Finance
 Authority, 1.90%, 11/1/31, AMT.......  8,000,000      8,000,000
New York State Housing Finance
 Authority, 1.95%, 5/15/33, AMT, (FNMA
 Insured).............................  1,100,000      1,100,000

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    11

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................

----------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*, CONTINUED
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York State Housing Finance
 Authority, 1.90%, 11/1/33, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  3,600,000      3,600,000
New York State Housing Finance
 Authority, 1.95%, 11/1/33, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  3,700,000      3,700,000
New York State Housing Finance
 Authority, 1.95%, 11/1/33, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  6,000,000      6,000,000
New York State Housing Finance
 Authority, 1.85%, 11/1/34, AMT, (LOC
 Fleet Bank)..........................  6,000,000      6,000,000
New York State Job Development
 Authortiy, 1.95%, 3/1/03, (LOC
 Bayerische Landesbank)...............  1,400,000      1,400,000
New York State Local Government
 Assistance Corp., 1.75%, 4/1/25, (LOC
 Societe Generale)....................  7,500,000      7,500,000
New York State Local Government
 Assistance Corp., 1.75%, 4/1/25, (LOC
 Landesbank Hessen)...................  5,360,000      5,360,000
New York State Local Government
 Assistance Corp., 1.80%, 4/1/25, (LOC
 Bank of Nova Scotia).................  1,100,000      1,100,000
New York State Local Government
 Assistance Corp., 1.80%, 4/1/25, (LOC
 Bayerische Landesbank)...............  3,700,000      3,700,000
New York State Mortgage Agency, 1.75%,
 10/1/17, AMT.........................  8,000,000      8,000,000
New York State Mortgage Agency, 1.93%,
 10/1/30, (LOC JP Morgan Chase).......  1,245,000      1,245,000
New York State Power Authority, 1.80%,
 2/15/21..............................  3,600,000      3,600,000
New York State Triborough Bridge &
 Tunnel Authority, 1.95%, 1/1/03, (LOC
 Bank of New York)....................  10,500,000    10,500,000
Orange County IDA, 1.90%, 9/1/22, (LOC
 M&T Bank)............................  3,000,000      3,000,000
Otsego County IDA, 2.00%, 8/1/28, (LOC
 M&T Bank)............................    900,000        900,000
St. Lawrence County IDA, 2.00%,
 12/1/07, (LOC Sao Paolo Bank)........  4,000,000      4,000,000
St. Lawrence County IDA, 1.90%,
 5/1/25, AMT, (LOC National Australia
 Bank)................................  1,000,000      1,000,000
Suffolk County Water Authority, 1.85%,
 11/1/02, (LOC Bank of Nova Scotia)...  2,335,000      2,335,000
Suffolk County Water Authority, 1.85%,
 5/1/05, (LOC Bank of Nova Scotia)....  2,300,000      2,300,000
Suffolk County Water Authority, 1.85%,
 6/1/06, (LOC Bank of Nova Scotia)....  4,800,000      4,800,000
Tompkins County IDA, 1.97%, 6/1/25,
 (LOC M&T Bank).......................  6,805,000      6,805,000
Tompkins County IDA, 1.75%, 7/1/30,
 (LOC Toronto Dominion Bank)..........  3,900,000      3,900,000
Triborough Bridge & Tunnel Authority,
 1.75%, 1/1/03, (AMBAC Insured).......  5,000,000      5,000,000
Yonkers IDA, 1.80%, 7/1/19, (LOC Dexia
 Credit)..............................    300,000        300,000
                                                     -----------
                                                     286,850,000
                                                     -----------
PUERTO RICO  - 0.7%
Puerto Rico Electric Power Authority,
 2.00%, 7/1/29, (FSA Insured).........  3,300,000      3,300,000
                                                     -----------
TOTAL VARIABLE RATE DEMAND NOTES*.....               290,150,000
                                                     -----------
----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER  - 35.8%
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
NEW YORK  - 33.1%
Averill Park Central School District,
 2.50%, 6/15/03, (FSA Insured)........    720,000        723,962
Brookhaven, 4.75%, 11/1/02, (FGIC
 Insured).............................  1,065,000      1,065,000
Buffalo, 2.50%, 6/27/03, (FGIC
 Insured).............................  10,000,000    10,062,914
Central Square Central School
 District, 2.25%, 5/15/03, (FGIC
 Insured).............................  1,020,000      1,023,336
Chenango Forks Central School
 District, 2.50%, 6/15/03, (FGIC
 Insured).............................    515,000        517,609
Corning Central School District,
 2.50%, 6/15/03, (FGIC Insured).......    620,000        623,295
Cortland City School District, 2.50%,
 6/15/03, (FSA Insured)...............  1,025,000      1,028,438
East Rochester Union Free School
 District, 2.50%, 6/15/03, (FSA
 Insured).............................  1,015,000      1,018,715
East Williston Union Free School
 District, 2.25%, 6/26/03, (FSA
 Insured).............................  2,500,000      2,510,385
Evans & Brant Central School District,
 2.50%, 12/15/02, (FGIC Insured)......    470,000        470,559
Fairport Central School District,
 3.00%, 6/15/03, (FSA Insured)........    990,000        997,254
Guilderland Central School District,
 2.50%, 6/15/03, (FSA Insured)........    510,000        511,703
Ilion Central School District, 2.50%,
 6/15/03, (FGIC Insured)..............    960,000        962,924
Jordan-Elbridge Central School
 District, 2.50%, 6/15/03, (FGIC
 Insured).............................  1,245,000      1,251,307
Liverpool Central School District GO,
 2.50%, 7/15/03, (FSA Insured)........    500,000        503,210
Mayfield Central School District,
 2.50%, 6/15/03, (FSA Insured)........    500,000        502,825
Metropolitan Transportation Authority,
 1.30%, 11/8/02.......................  6,500,000      6,500,000
Metropolitan Transportation Authority,
 1.35%, 2/13/03.......................  10,100,000    10,100,000
Metropolitan Transportation Authority,
 5.75%, 7/1/15, Prerefunded 7/1/03 @
 101.5................................  8,510,000      8,872,839
Middletown Central School District,
 4.00%, 11/1/03, (FSA Insured)........    820,000        840,213
Municipal Assistance Corp., 5.50%,
 7/1/03...............................  1,000,000      1,028,021
Nassau County, 5.00%, 11/1/02, (AMBAC
 Insured).............................  4,030,000      4,030,000
Nassau County, 5.125%, 11/1/02, (FGIC
 Insured).............................  1,350,000      1,350,000
Nassau County Interim Finance
 Authority, 3.00%, 3/13/03............  11,000,000    11,063,111
New York City Educational Construction
 Fund, 6.25%, 10/1/03, (MBIA
 Insured).............................  1,895,000      1,978,589
New York City Health and Hospital
 Corp., 6.30%, 2/15/20, Prerefunded
 2/15/03 @ 102........................  20,000,000    20,680,418
New York City Transitional Finance
 Authority, 2.75%, 11/13/02...........  5,000,000      5,001,615
New York City Transitional Finance
 Authority, 2.50%, 2/26/03............  10,000,000    10,029,184
New York State Dormitory Authority,
 6.00%, 5/15/22, Prerefunded 5/15/03 @
 102..................................  1,000,000      1,041,389
New York State Dormitory Authority
 Revenue, 4.00%, 7/1/03, (AMBAC
 Insured).............................    830,000        842,680
New York State GO, 1.40%, 11/4/02.....  10,000,000    10,000,000

12    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................

----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York State Power Authority, 4.70%,
 1/1/04, Prerefunded 1/1/03 @ 102.....  3,200,000      3,281,671
New York State Power Authority, 4.80%,
 1/1/05, Prerefunded 1/1/03 @ 102.....    500,000        512,701
New York State Power Authority, 5.00%,
 1/1/09, Prerefunded 1/1/03 @ 102.....  1,000,000      1,025,904
New York State Power Authority, 5.00%,
 1/1/14, Prerefunded 1/1/03 @ 102.....  1,250,000      1,282,066
New York State Power Authority, 2.90%,
 3/1/16, Mandatory Put 9/2/03 @ 100...  1,000,000      1,011,949
New York State Thruway Authority,
 5.25%, 4/1/03........................  2,600,000      2,641,194
New York State Thruway Authority,
 5.25%, 4/1/03........................  3,800,000      3,860,207
North Hempstead, 2.25%, 2/13/03.......  7,522,500      7,537,268
North Syracuse Central School
 District, 2.50%, 6/15/03, (FSA
 Insured).............................  1,810,000      1,816,071
Peru Central School District, 3.25%,
 6/15/03, (FGIC Insured)..............    700,000        706,628
Phelps-Clifton Springs Central School
 District, 2.25%, 6/1/03, (FGIC
 Insured).............................    720,000        723,311
Red Hook Central School District,
 2.50%, 6/15/03, (FSA Insured)........    740,000        742,936
Saranac Central School District,
 2.00%, 6/15/03, (FSA Insured)........    820,000        822,005
Schuylerville Central School District,
 2.50%, 6/15/03, (FSA Insured)........    680,000        682,904
Suffolk County, 2.75%, 5/14/03, (MBIA
 Insured).............................  5,000,000      5,024,795

----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED
                                        SHARES OR
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Syracuse New York GO, 2.50%, 6/30/03,
 (LOC Bank of New York)...............  4,400,000      4,431,604
Wayland Cohocton Central School
 District, 2.50%, 6/15/03, (MBIA
 Insured).............................  1,295,000      1,298,946
West Genesee Central School District,
 2.50%, 6/15/03, (FSA Insured)........    955,000        958,493
Windsor Central School District,
 2.50%, 6/15/03, (FGIC Insured).......  1,325,000      1,331,712
Yonkers, 4.50%, 12/15/02, (LOC Bank of
 New York)............................    955,000        957,893
Yonkers, 4.50%, 12/15/02, (AMBAC
 Insured).............................  1,065,000      1,068,225
                                                     -----------
                                                     158,849,978
                                                     -----------
PUERTO RICO  - 2.7%
Puerto Rico Commonwealth, 2.50%,
 7/30/03..............................  13,000,000    13,097,587
                                                     -----------
TOTAL TAX-FREE NOTES AND COMMERCIAL
 PAPER................................               171,947,565
                                                     -----------
INVESTMENT COMPANIES  - 0.0%
Dreyfus New York Municipal Cash
 Management Fund......................    230,397        230,397
Provident New York Tax-Free Money
 Market Fund..........................        505            505
                                                     -----------
TOTAL INVESTMENT COMPANIES............                   230,902
                                                     -----------
TOTAL INVESTMENTS (COST $462,328,467)
 (a)  - 96.2%.........................               462,328,467
                                                     -----------
                                                     -----------

---------

Percentages indicated are based on net assets of $480,477,078.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on October 31, 2002. The maturity dates presented reflect the stated maturity date. However, each of these securities contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC --    American Municipal Bond Assurance Corporation
AMT   --    Interest on security is subject to Federal
            Alternative Minimum Tax
FGIC  --    Financial Guaranty Insurance Corporation
FNMA  --    Federal National Mortgage Association
FSA   --    Federal Security Assurance
GO    --    General Obligation
IDA   --    Industrial Development Agency
LOC   --    Letter of Credit
MBIA  --    Municipal Bond Insurance Association

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    13

          HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002
.................................................................................

---------------------------------------------------------------------------------------
 U.S. TREASURY BILLS  - 100.0%
                                                               PRINCIPAL
                                                               AMOUNT($)     VALUE($)
                                                              -----------   -----------
1.62%, 11/7/02*.............................................   14,300,000    14,296,155
1.61%, 11/14/02*............................................   10,000,000     9,994,186
1.65%, 11/21/02*............................................   80,400,000    80,326,339
1.47%, 11/29/02*............................................  128,000,000   127,853,843
1.61%, 12/12/02*............................................    9,000,000     8,983,600
1.63%, 12/19/02*............................................   10,000,000     9,978,415
1.61%, 12/26/02*............................................    7,800,000     7,780,857
1.65%, 1/16/03*.............................................   22,300,000    22,224,180
1.61%, 1/23/03*.............................................   10,000,000     9,963,111
                                                                            -----------
TOTAL U.S. TREASURY BILLS...................................                291,400,686
                                                                            -----------
TOTAL INVESTMENTS
  (COST $291,400,686) (a)  - 100.0%.........................                291,400,686
                                                                            -----------
                                                                            -----------

---------

Percentages indicated are based on net assets of $291,291,002.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Rate presented indicates the effective yield at time of purchase.

14    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

 HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002
.................................................................................

----------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*  - 81.5%
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
CALIFORNIA  - 81.5%
California Bay Area Toll Authority
 Toll Bridge Revenue, 1.80%, 4/1/36,
 (AMBAC Insured)......................  3,550,000      3,550,000
California Health Facilities Financing
 Authority Revenue, Scripps Memorial,
 1.84%, 12/1/15, (MBIA Insured).......  4,000,000      4,000,000
California Health Facilities Financing
 Authority Revenue, Advantest Health,
 1.95%, 9/1/25, (LOC JP Morgan &
 Chase)...............................  3,200,000      3,200,000
California Housing Finance Agency for
 Various Projects, 1.87%, 8/1/19, AMT,
 (FSA Insured)........................  2,600,000      2,600,000
California Housing Finance Agency for
 Multi-Family Housing, 2.01%, 2/1/26,
 AMT, (LOC Helaba)....................    700,000        700,000
California Housing Finance Agency for
 Various Projects, 1.98%, 2/1/33, AMT,
 (MBIA Insured).......................  1,500,000      1,500,000
California Infrastructure and Economic
 Development Bank Revenue, 1.85%,
 4/1/08, (MBIA Insured)...............  4,000,000      4,000,000
California Pollution Control Financing
 Authority, Colmac Energy Project,
 1.90%, 12/1/16, AMT, (LOC Landesbank
 Hessen)..............................  2,200,000      2,200,000
California Pollution Control Financing
 Authority, Atlantic Richfield
 Project, 2.05%, 12/1/24..............  2,000,000      2,000,000
California Pollution Control Financing
 Authority, Republic Services Project,
 1.90%, 6/1/32, (LOC Bank of
 America).............................  2,500,000      2,500,000
California State Department of Water
 Resources Supply Revenue, 1.80%,
 5/1/22, (LOC JP Morgan & Chase)......  4,500,000      4,500,000
California State Office of the State
 Treasurer, 1.84%, 3/1/03, (SPA
 Bayerische Landesbank)...............  3,000,000      3,000,000
California Statewide Communities
 Development Authority Solid Waste,
 2.05%, 12/15/24, AMT.................  1,200,000      1,200,000
California East Bay Municipal Utility
 District Water System Revenue, 1.80%,
 6/1/25, (FSA Insured)................  4,000,000      4,000,000
Fresno California Sewer Revenue,
 1.85%, 9/1/25, (FGIC Insured)........  1,500,000      1,500,000
Kern County California Certificates of
 Participation, 1.85%, 8/1/06, (LOC
 Bayerische Landesbank)...............  3,200,000      3,200,000

----------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*, CONTINUED
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
Livermore California Multi-Family
 Revenue, 1.85%, 7/15/18, (FNMA
 Insured).............................  3,500,000      3,500,000
Los Angeles California Water & Power
 Revenue, 1.80%, 7/1/35, (SPA
 Bayerische Landesbank)...............  2,000,000      2,000,000
Los Angeles County California
 Transportation Authority, 1.80%,
 7/1/12, (FGIC Insured)...............  1,000,000      1,000,000
Los Angeles County California
 Community Redevelopment Agency,
 1.84%, 12/1/14, (LOC Wells Fargo &
 Co.).................................  1,200,000      1,200,000
Los Angeles County California Housing
 Authority Multi-Family Housing
 Revenue, 1.85%, 12/1/07, (LOC Federal
 Home Loan Bank)......................  4,000,000      4,000,000
Metropolitan Water District of
 Southern California, 1.85%, 7/1/25,
 (LOC Landesbank Baden)...............  2,000,000      2,000,000
Metropolitan Water District of
 Southern California, 1.80%, 7/1/35,
 (SPA Westdeutsche Landesbank)........  2,500,000      2,500,000
Metropolitan Water District of
 Southern California, 1.90%, 7/1/35...  1,000,000      1,000,000
Modesto California High School
 District Stanislaus County, 1.98%,
 8/1/24, (FGIC Insured)...............  1,500,000      1,500,000
Northern California Power Agency,
 1.75%, 7/1/23, (MBIA Insured)........  3,400,000      3,400,000
Regional Airports Improvement
 Corporation, 2.09%, 12/1/25, AMT,
 (LOC Societe Generale)...............  2,500,000      2,500,000
San Bernardino County California
 Certificates of Participation, 2.05%,
 7/1/15, (LOC Commerzbank A.G.).......  3,500,000      3,500,000
San Bernardino County California
 Certificates of Participation,
 Medical Center Project, 1.87%,
 8/1/26, (MBIA Insured)...............  4,000,000      4,000,000
San Francisco California City & County
 Redevelopment Agency, 1.90%, 12/1/17,
 AMT, (LOC Credit Suisse).............  3,000,000      3,000,000
Southern California Public Power
 Authority, 1.80%, 7/1/17, (AMBAC
 Insured).............................  3,300,000      3,300,000
                                                     -----------
TOTAL VARIABLE RATE DEMAND NOTES*.....                82,050,000
                                                     -----------

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    15

 HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................

----------------------------------------------------------------
 TAX-FREE NOTES AND COMMERCIAL PAPER  - 18.6%
                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
CALIFORNIA  - 14.6%
California State Office of the State
 Treasurer, 2.50%, 11/27/02...........  5,000,000      5,002,402
Los Angeles County California, 3.00%,
 6/30/03..............................  4,025,000      4,063,092
Pasadena California Electric Revenue,
 3.00%, 6/1/03, (MBIA Insured)........  2,000,000      2,017,811
San Joaquin Hills California
 Transportation Corridor Agency,
 7.00%, 1/1/30, Prerefunded 1/1/03 @
 102..................................    775,000        797,709
Santa Monica California, 2.00%,
 7/1/03...............................  1,250,000      1,256,070
Santa Monica-Malibu California Unified
 School District, 3.00%, 7/17/03......  1,545,000      1,561,350
                                                     -----------
                                                      14,698,434
                                                     -----------
PUERTO RICO  - 4.0%
Puerto Rico Commonwealth, 2.50%,
 7/30/03..............................  4,000,000      4,030,027
                                                     -----------
TOTAL TAX-FREE NOTES AND COMMERCIAL
 PAPER................................                18,728,461
                                                     -----------

----------------------------------------------------------------
 INVESTMENT COMPANIES  - 0.0%
                                          SHARES      VALUE($)
                                        ----------   -----------
Blackrock Provident California
 Institutional Shares.................        605            605
Federated California Municipal Cash
 Trust................................        405            405
                                                     -----------
TOTAL INVESTMENT COMPANIES............                     1,010
                                                     -----------
TOTAL INVESTMENTS
 (COST $100,779,471) (a)  - 100.1%....               100,779,471
                                                     -----------
                                                     -----------

---------

Percentages indicated are based on net assets of $100,711,689.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on October 31, 2002. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC --    American Municipal Bond Assurance Corporation
AMT   --    Interest on security is subject to Federal
            Alternative Minimum Tax
FGIC  --    Federal Guaranty Insurance Corporation
FNMA  --    Fannie Mae
FSA   --    Financial Security Assurance
LOC   --    Letter of Credit
MBIA  --    Municipal Bond Insurance Association
SPA   --    Standby Purchase Agreement

16    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

          STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2002
.................................................................................

                                                                            NEW YORK                               CALIFORNIA
                                                     U.S. GOVERNMENT        TAX-FREE          U.S. TREASURY         TAX-FREE
                                  MONEY MARKET        MONEY MARKET        MONEY MARKET        MONEY MARKET        MONEY MARKET
                                      FUND                FUND                FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized
    cost                         $3,882,476,407      $1,124,773,015       $462,328,467        $291,400,686        $100,779,471
  Repurchase agreements             407,909,000         436,890,000                 --                  --                  --
                                 --------------      --------------       ------------        ------------        ------------
  TOTAL INVESTMENTS               4,290,385,407       1,561,663,015        462,328,467         291,400,686         100,779,471
                                 --------------      --------------       ------------        ------------        ------------
  Cash                                      489                 572             32,063              93,030                  --
  Interest and dividends
    receivable                       17,494,709           2,474,905          2,291,148                  --             327,011
  Receivable for investments
    sold                                     --                  --         16,500,000                  --                  --
  Receivable from
    Administrator                        82,155                  --                 --                  --                  --
  Receivable from Investment
    Adviser                                  --                  --                 --                  --               3,038
  Prepaid expenses                       78,401              43,354             13,092              51,959               1,297
                                 --------------      --------------       ------------        ------------        ------------
  TOTAL ASSETS                    4,308,041,161       1,564,181,846        481,164,770         291,545,675         101,110,817
                                 --------------      --------------       ------------        ------------        ------------
LIABILITIES:
  Payable to custodian                       --                  --                 --                  --             272,243
  Dividends payable                   6,150,541           1,575,377            450,231             161,746              95,860
  Accrued expenses and other
    liabilities:
     Investment management              558,761             261,009             63,013              28,376                  --
     Administration                     393,833             117,114             35,450              12,699               6,117
     Distribution                       117,754                  15                 11                  --                  --
     Shareholder servicing              346,968             384,926            102,369              37,238              20,158
     Other                              295,432             117,034             36,618              14,614               4,750
                                 --------------      --------------       ------------        ------------        ------------
  TOTAL LIABILITIES                   7,863,289           2,455,475            687,692             254,673             399,128
                                 --------------      --------------       ------------        ------------        ------------
NET ASSETS                       $4,300,177,872      $1,561,726,371       $480,477,078        $291,291,002        $100,711,689
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
COMPOSITION OF NET ASSETS:
  Capital                        $4,300,176,734      $1,561,604,895       $480,542,608        $291,273,917        $100,707,780
  Undistributed (distribution
    in excess of) net
    investment income                     1,138             121,476               (824)             17,085               3,909
  Accumulated net realized
    gains (losses) from
    investment transactions                  --                  --            (64,706)                 --                  --
                                 --------------      --------------       ------------        ------------        ------------
NET ASSETS                       $4,300,177,872      $1,561,726,371       $480,477,078        $291,291,002        $100,711,689
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
CLASS A (INVESTOR) SHARES:
  Net Assets                     $  390,920,050      $  780,007,605       $146,758,930        $156,661,428        $         --
  Shares Outstanding                390,921,089         779,906,839        146,789,021         156,661,439                  --
  Net Asset Value, Offering
    Price and Redemption Price
    per share                    $         1.00      $         1.00       $       1.00        $       1.00        $         --
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
CLASS B SHARES:
  Net Assets                     $      330,653      $       15,590       $     16,583        $         10        $         --
  Shares Outstanding                    330,653              15,595             16,584                  10                  --
  Net Asset Value, Offering
    Price and Redemption Price
    per share*                   $         1.00      $         1.00       $       1.00        $       1.00        $         --
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
CLASS C SHARES:
  Net Assets                     $  200,929,190      $           --       $         --        $         10        $         --
  Shares Outstanding                200,929,338                  --                 --                  10                  --
  Net Asset Value, Offering
    Price and Redemption Price
    per share*                   $         1.00      $           --       $         --        $       1.00        $         --
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
CLASS D (PRIVATE INVESTOR)
 SHARES:
  Net Assets                     $  807,638,142      $  557,974,295       $226,279,881        $ 97,788,224        $ 99,676,901
  Shares Outstanding                807,634,156         557,967,486        226,302,406          97,784,938          99,674,612
  Net Asset Value, Offering
    Price and Redemption Price
    per share                    $         1.00      $         1.00       $       1.00        $       1.00        $       1.00
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
CLASS I SHARES:
  Net Assets                     $2,200,423,925      $           --       $         --        $         --        $         --
  Shares Outstanding              2,200,423,727                  --                 --                  --                  --
  Net Asset Value, Offering
    Price and Redemption Price
    per share                    $         1.00      $           --       $         --        $         --        $         --
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------
................................................................................................................................
CLASS Y SHARES:
  Net Assets                     $  699,935,912      $  223,728,881       $107,421,684        $ 36,841,330        $  1,034,788
  Shares Outstanding                699,937,771         223,715,333        107,434,597          36,839,387           1,034,788
  Net Asset Value, Offering
    Price and Redemption Price
    per share                    $         1.00      $         1.00       $       1.00        $       1.00        $       1.00
                                 --------------      --------------       ------------        ------------        ------------
                                 --------------      --------------       ------------        ------------        ------------

---------

* Redemption price per share varies by length of time shares are held.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    17

HSBC INVESTOR FAMILY OF FUNDS


          STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2002
................................................................................

                                                                            NEW YORK                               CALIFORNIA
                                                     U.S. GOVERNMENT        TAX-FREE          U.S. TREASURY         TAX-FREE
                                  MONEY MARKET        MONEY MARKET        MONEY MARKET        MONEY MARKET        MONEY MARKET
                                      FUND                FUND                FUND                FUND               FUND(a)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                         $75,159,514         $34,334,750         $ 6,613,162         $1,661,882           $472,556
  Dividends                                 --                  --             242,870                 --              6,599
                                   -----------         -----------         -----------         ----------           --------
  TOTAL INVESTMENT INCOME           75,159,514          34,334,750           6,856,032          1,661,882            479,155
                                   -----------         -----------         -----------         ----------           --------
...............................................................................................................................
EXPENSES:
  Investment management:
     Advisory Services               3,498,084           1,758,359             452,008             95,027             34,353
     Operational
       Support -- Class A
       (Investor) Shares               392,117             832,641              74,177              3,988                 --
     Operational
       Support -- Class B
       Shares                               72                  52                   2                 --                 --
     Operational
       Support -- Class C
       Shares                          169,777                  --                   1                 --                 --
     Operational
       Support -- Class D
       (Private Investor)
       Shares                          884,479             712,862             104,134             62,695             33,981
     Operational
       Support -- Class Y
       Shares                          774,370             212,804              47,689             28,343                373
  Administration                     2,695,571           1,334,320             342,580             71,890             25,753
  Distribution:
     Class B Shares                        544                 393                  36                 --                 --
     Class C Shares                  1,273,331                  --                   4                 --                 --
  Shareholder Servicing:
     Class A (Investor) Shares       1,568,474           3,330,699             593,380             15,953                 --
     Class B Shares                        181                 131                  12                 --                 --
     Class C Shares                    424,444                  --                   1                 --                 --
     Class D (Private
       Investor) Shares              2,211,211           1,782,033             520,690            156,735             84,953
  Accounting                            68,248              63,218              68,164             67,621             26,990
  Custodian                            300,558             169,204              87,788             25,740              8,197
  Transfer agent                        86,985              77,805              65,432             37,469             15,296
  Trustee                               59,014              36,653               8,622              1,639                506
  Other                                828,486             383,453             115,546             56,680             11,299
                                   -----------         -----------         -----------         ----------           --------
     Total expenses before fee
       reductions                   15,235,946          10,694,627           2,480,266            623,780            241,701
     Fees reduced by
       Administrator                  (187,549)                 --                  --                 --            (42,437)
     Fees reduced by
       Distributor                          --                  --                  (1)                --                 --
     Fees reduced by
       Investment Adviser                   --                  --                  --            (70,991)           (61,429)
                                   -----------         -----------         -----------         ----------           --------
     NET EXPENSES                   15,048,397          10,694,627           2,480,265            552,789            137,835
                                   -----------         -----------         -----------         ----------           --------
...............................................................................................................................
NET INVESTMENT INCOME               60,111,117          23,640,123           4,375,767          1,109,093            341,320
                                   -----------         -----------         -----------         ----------           --------
...............................................................................................................................
Net realized gains (losses)
 from investment transactions            1,036             110,504             (19,226)             3,123              2,211
                                   -----------         -----------         -----------         ----------           --------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                   $60,112,153         $23,750,627         $ 4,356,541         $1,112,216           $343,531
                                   -----------         -----------         -----------         ----------           --------
                                   -----------         -----------         -----------         ----------           --------

---------

(a) The California Tax-Free Money Market Fund commenced operations on June 17, 2002.

18    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS



          STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                          MONEY MARKET                               U.S. GOVERNMENT
                                                              FUND                                  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE              FOR THE                FOR THE              FOR THE
                                               YEAR ENDED           YEAR ENDED             YEAR ENDED           YEAR ENDED
                                            OCTOBER 31, 2002     OCTOBER 31, 2001       OCTOBER 31, 2002     OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                        $   60,111,117       $   68,905,118         $   23,640,123       $   75,378,259
  Net realized gains (losses) from
    investment transactions                             1,036                  (51)               110,504             (132,429)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM OPERATIONS               60,112,153           68,905,067             23,750,627           75,245,830
                                               --------------       --------------         --------------       --------------
...............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class A (Investor) Shares                        (5,825,616)         (19,215,121)           (10,171,901)         (40,752,374)
  Class B Shares (a)                                     (533)                (303)                  (372)              (4,688)
  Class C Shares (b)                               (1,447,957)          (1,344,383)                    --                   --
  Class D (Private Investor) Shares               (14,452,169)         (26,740,048)            (9,810,437)         (27,453,984)
  Class I Shares (c)                              (23,766,530)                  --                     --                   --
  Class Y Shares                                  (14,536,383)         (21,687,192)            (3,424,065)          (7,400,561)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS                                        (60,029,188)         (68,987,047)           (23,406,775)         (75,611,607)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS                                   2,041,590,689        1,170,360,780           (248,084,500)          69,274,736
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS                            2,041,673,654        1,170,278,800           (247,740,648)          68,908,959
...............................................................................................................................
NET ASSETS:
  Beginning of period                           2,258,504,218        1,088,225,418          1,809,467,019        1,740,558,060
                                               --------------       --------------         --------------       --------------
  End of period                                $4,300,177,872       $2,258,504,218         $1,561,726,371       $1,809,467,019
                                               --------------       --------------         --------------       --------------
                                               --------------       --------------         --------------       --------------

---------

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations on March 23, 2001.

(c) The Money Market Fund Class I Shares commenced operations on January 9,
    2002.

19    HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR FAMILY OF FUNDS

          All capital share transactions have been processed at a net asset value of $1.00 per share.
.................................................................................

                                                          MONEY MARKET                               U.S. GOVERNMENT
                                                              FUND                                  MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE              FOR THE                FOR THE              FOR THE
                                               YEAR ENDED           YEAR ENDED             YEAR ENDED           YEAR ENDED
                                            OCTOBER 31, 2002     OCTOBER 31, 2001       OCTOBER 31, 2002     OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES:
  Issued                                      $   469,286,717      $   524,084,543        $   693,188,068      $   750,791,518
  Reinvested                                        6,097,919           20,695,600             11,033,287           44,201,597
  Redeemed                                       (511,366,447)        (580,289,111)          (788,663,699)        (954,811,244)
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN CLASS A (INVESTOR) SHARES               (35,981,811)         (35,508,968)           (84,442,344)        (159,818,129)
                                              ---------------      ---------------        ---------------      ---------------
 .............................................................................................................................
CLASS B SHARES (a):
  Issued                                              384,987               18,490                    560               34,575
  Reinvested                                              292                  273                    190                  973
  Redeemed                                            (73,389)                  --               (128,959)             (11,221)
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN CLASS B SHARES                              311,890               18,763               (128,209)              24,327
                                              ---------------      ---------------        ---------------      ---------------
 .............................................................................................................................
CLASS C SHARES (b):
  Issued                                          552,451,847          407,313,675                     --                   --
  Reinvested                                        1,532,622            1,152,481                     --                   --
  Redeemed                                       (486,699,827)        (274,821,460)                    --                   --
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN CLASS C SHARES                           67,284,642          133,644,696                     --                   --
                                              ---------------      ---------------        ---------------      ---------------
 .............................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES:
  Issued                                        1,352,387,799        1,365,941,523          1,457,497,337        1,769,656,505
  Reinvested                                       15,428,772           26,802,383              9,928,851           24,214,111
  Redeemed                                     (1,474,137,903)        (877,508,723)        (1,688,361,481)      (1,581,834,914)
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN CLASS D (PRIVATE INVESTOR) SHARES      (106,321,332)         515,235,183           (220,935,293)         212,035,702
                                              ---------------      ---------------        ---------------      ---------------
 .............................................................................................................................
CLASS I SHARES (c):
  Issued                                        9,028,441,126                   --                     --                   --
  Reinvested                                        2,820,084                   --                     --                   --
  Redeemed                                     (6,830,837,483)                  --                     --                   --
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN CLASS I SHARES                        2,200,423,727                   --                     --                   --
                                              ---------------      ---------------        ---------------      ---------------
 .............................................................................................................................
CLASS Y SHARES:
  Issued                                        2,233,637,642        2,531,859,997          1,555,295,244          635,275,596
  Reinvested                                       11,749,271           17,300,685              1,095,370            1,948,276
  Redeemed                                     (2,329,513,340)      (1,992,189,576)        (1,498,968,910)        (620,191,036)
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN CLASS Y SHARES                          (84,126,427)         556,971,106             57,421,704           17,032,836
                                              ---------------      ---------------        ---------------      ---------------
CHANGE IN SHARES                              $ 2,041,590,689      $ 1,170,360,780        $  (248,084,142)     $    69,274,736
                                              ---------------      ---------------        ---------------      ---------------
                                              ---------------      ---------------        ---------------      ---------------

---------

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations March 23, 2001.

(c) The Money Market Fund Class I Shares commenced operations on January 9,
    2002.

20    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

.................................................................................

                                                     NEW YORK TAX-FREE                             U.S. TREASURY
                                                     MONEY MARKET FUND                           MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
                                             FOR THE              FOR THE                FOR THE           FOR THE PERIOD
                                            YEAR ENDED           YEAR ENDED             YEAR ENDED        MAY 11, 2001 TO
                                         OCTOBER 31, 2002     OCTOBER 31, 2001       OCTOBER 31, 2002     OCTOBER 31, 2001(a)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                      $  4,375,767         $  8,379,165           $  1,109,093         $   604,795
  Net realized gains (losses) from
    investment transactions                       (19,226)             (14,848)                 3,123               3,989
                                             ------------         ------------           ------------         -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     4,356,541            8,364,317              1,112,216             608,784
                                             ------------         ------------           ------------         -----------
 ..........................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class A (Investor) Shares (b)                (1,210,141)          (3,403,439)               (33,290)             (1,306)
  Class B Shares                                       (9)                  --                     --                  --
  Class C Shares (c)                                   (2)                 (12)                    --                  --
  Class D (Private Investor) Shares (d)        (2,003,358)          (3,274,987)              (684,374)           (396,361)
  Class Y Shares (e)                           (1,146,831)          (1,736,072)              (389,396)           (211,055)
                                             ------------         ------------           ------------         -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS                                     (4,360,341)          (8,414,510)            (1,107,060)           (608,722)
                                             ------------         ------------           ------------         -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS                                 100,278,651          102,814,052            240,107,183          51,178,601
                                             ------------         ------------           ------------         -----------
CHANGE IN NET ASSETS                          100,274,851          102,763,859            240,112,339          51,178,663
 ..........................................................................................................................
NET ASSETS:
  Beginning of period                         380,202,227          277,438,368             51,178,663                  --
                                             ------------         ------------           ------------         -----------
  End of period                              $480,477,078         $380,202,227           $291,291,002         $51,178,663
                                             ------------         ------------           ------------         -----------
                                             ------------         ------------           ------------         -----------

---------

(a) Period from commencement of operations.

(b) The U.S. Treasury Money Market Class A (Investor) Shares commenced operations on May 24, 2001.

(c) The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.

(e) The U.S. Treasury Money Market Fund Class Y Shares commenced operations on May 11, 2001.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    21

HSBC INVESTOR FAMILY OF FUNDS

          All capital share transactions have been processed at a net asset value of $1.00 per share.
................................................................................

                                                     NEW YORK TAX-FREE                             U.S. TREASURY
                                                     MONEY MARKET FUND                           MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
                                             FOR THE              FOR THE                FOR THE           FOR THE PERIOD
                                            YEAR ENDED           YEAR ENDED             YEAR ENDED        MAY 11, 2001 TO
                                         OCTOBER 31, 2002     OCTOBER 31, 2001       OCTOBER 31, 2002     OCTOBER 31, 2001(a)
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES (b):
  Issued                                    $ 211,003,544        $ 285,447,693          $ 156,985,848        $     687,612
  Reinvested                                    1,141,477            3,665,161                  1,357                1,017
  Redeemed                                   (191,970,807)        (297,349,589)              (511,999)            (502,396)
                                            -------------        -------------          -------------        -------------
CHANGE IN CLASS A (INVESTOR) SHARES            20,174,214           (8,236,735)           156,475,206              186,233
                                            -------------        -------------          -------------        -------------
 ..........................................................................................................................
CLASS B SHARES:
  Issued                                           16,574                   --                     --                   10
  Reinvested                                           --                   --                     --                   --
  Redeemed                                             --                   --                     --                   --
                                            -------------        -------------          -------------        -------------
CHANGE IN CLASS B SHARES                           16,574                   --                     --                   10
                                            -------------        -------------          -------------        -------------
 ..........................................................................................................................
CLASS C SHARES (c):
  Issued                                               --                1,367                     --                   10
  Reinvested                                            2                   11                     --                   --
  Redeemed                                         (1,380)                  --                     --                   --
                                            -------------        -------------          -------------        -------------
CHANGE IN CLASS C SHARES                           (1,378)               1,378                     --                   10
                                            -------------        -------------          -------------        -------------
 .........................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES (d):
  Issued                                      469,206,614          289,237,107            274,545,963          142,375,291
  Reinvested                                    1,832,853            2,817,594                462,499              351,899
  Redeemed                                   (427,083,199)        (210,001,194)          (205,505,936)        (114,444,778)
                                            -------------        -------------          -------------        -------------
CHANGE IN CLASS D (PRIVATE INVESTOR) SHARES    43,956,268           82,053,507             69,502,526           28,282,412
                                            -------------        -------------          -------------        -------------
 .........................................................................................................................
CLASS Y SHARES (e):
  Issued                                      367,578,478          345,600,262            149,132,838           46,273,858
  Reinvested                                      394,714              211,238                254,048               65,740
  Redeemed                                   (331,840,219)        (316,815,598)          (135,257,435)         (23,629,662)
                                            -------------        -------------          -------------        -------------
CHANGE IN CLASS Y SHARES                       36,132,973           28,995,902             14,129,451           22,709,936
                                            -------------        -------------          -------------        -------------
CHANGE IN SHARES                            $ 100,278,651        $ 102,814,052          $ 240,107,183        $  51,178,601
                                            -------------        -------------          -------------        -------------
                                            -------------        -------------          -------------        -------------

---------

(a) Period from commencement of operations.

(b) The U.S. Treasury Money Market Fund Class A (Investor) Shares commenced operations on May 24, 2001.

(c) The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.

(e) The U.S. Treasury Money Market Fund Class Y Shares commenced operations on May 11, 2001.

22    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

          All capital share transactions have been processed at a net asset value of $1.00 per share.
...............................................................................

                                                              CALIFORNIA TAX-FREE
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                               JUNE 17, 2002 TO
                                                              OCTOBER 31, 2002(a)
--------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                             $    341,320
  Net realized gains from investment transactions                          2,211
                                                                    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                           343,531
                                                                    ------------
 .......................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class D (Private Investor) Shares (a)                                 (336,160)
  Class Y Shares (b)                                                      (5,082)
                                                                    ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                         (341,242)
                                                                    ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                 100,709,400
                                                                    ------------
CHANGE IN NET ASSETS                                                 100,711,689
 .......................................................................................
NET ASSETS:
  Beginning of period                                                         --
                                                                    ------------
  End of period                                                     $100,711,689
                                                                    ------------
                                                                    ------------
 .......................................................................................
SHARE TRANSACTIONS:
CLASS D (PRIVATE INVESTOR) SHARES (a):
  Issued                                                             168,054,576
  Reinvested                                                             241,904
  Redeemed                                                           (68,621,868)
                                                                    ------------
CHANGE IN CLASS D (PRIVATE INVESTOR) SHARES                           99,674,612
                                                                    ------------
CLASS Y SHARES (b):
  Issued                                                               6,039,393
  Reinvested                                                                  --
  Redeemed                                                            (5,004,605)
                                                                    ------------
CHANGE IN CLASS Y SHARES                                               1,034,788
                                                                    ------------
CHANGE IN SHARES                                                     100,709,400
                                                                    ------------
                                                                    ------------

---------

(a) Period from commencement of operations.

(b) The California Tax-Free Money Market Fund Class Y Shares commenced operations on July 18, 2002.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    23

        HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
.................................................................................

        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  INVESTMENT ACTIVITIES          DIVIDENDS
                                                 -----------------------   ----------------------
                                     NET ASSET
                                      VALUE,        NET       TOTAL FROM      NET
                                     BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                     OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
-------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00        0.04         0.04        (0.04)       (0.04)
Year ended October 31, 2000             1.00        0.05         0.05        (0.05)       (0.05)
Year ended October 31, 2001             1.00        0.04         0.04        (0.04)       (0.04)
Year ended October 31, 2002             1.00        0.01         0.01        (0.01)       (0.01)
-------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2001 (a)      $1.00        0.02         0.02        (0.02)       (0.02)
Year ended October 31, 2002             1.00        0.01         0.01        (0.01)       (0.01)
-------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (a)      $1.00        0.02         0.02        (0.02)       (0.02)
Year ended October 31, 2002             1.00        0.01         0.01        (0.01)       (0.01)
-------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00        0.03         0.03        (0.03)       (0.03)
Year ended October 31, 2000             1.00        0.06         0.06        (0.06)       (0.06)
Year ended October 31, 2001             1.00        0.04         0.04        (0.04)       (0.04)
Year ended October 31, 2002             1.00        0.02         0.02        (0.02)       (0.02)
-------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2002 (a)      $1.00        0.02         0.02        (0.02)       (0.02)
-------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 1999 (a)      $1.00        0.05         0.05        (0.05)       (0.05)
Year ended October 31, 2000             1.00        0.06         0.06        (0.06)       (0.06)
Year ended October 31, 2001             1.00        0.05         0.05        (0.05)       (0.05)
Year ended October 31, 2002             1.00        0.02         0.02        (0.02)       (0.02)
-------------------------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTARY DATA
                                                                -------------------------------------------------
                                                                                           RATIO OF
                                                                                             NET
                                                                NET ASSETS    RATIO OF    INVESTMENT    RATIO OF
                                     NET ASSET                  AT END OF     EXPENSES    INCOME TO     EXPENSES
                                     VALUE, END   TOTAL           PERIOD     TO AVERAGE    AVERAGE     TO AVERAGE
                                     OF PERIOD    RETURN         (000'S)     NET ASSETS   NET ASSETS   NET ASSETS
------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00      4.42%(b)      $  226,783     0.67%(c)     4.44%(c)     0.75%(c)(d)
Year ended October 31, 2000             1.00      5.60%            462,412     0.77%        5.53%        0.77%(d)
Year ended October 31, 2001             1.00      4.38%            426,886     0.74%        4.34%        0.74%
Year ended October 31, 2002             1.00      1.49%            390,920     0.72%        1.49%        0.72%
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2001 (a)      $1.00      1.64%(b)(e)   $       19     1.34%(c)     2.81%(c)     1.34%(c)
Year ended October 31, 2002             1.00      0.64%(e)             331     1.32%        0.74%        1.32%
------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (a)      $1.00      1.59%(b)(e)   $  133,640     1.35%(c)     2.57%(c)     1.35%(c)
Year ended October 31, 2002             1.00      0.88%(e)         200,929     1.32%        0.86%        1.32%
------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00      2.69%(b)      $   46,863     0.59%(c)     4.56%(c)     0.62%(c)(d)
Year ended October 31, 2000             1.00      5.75%            398,720     0.62%        5.78%        0.62%
Year ended October 31, 2001             1.00      4.54%            913,924     0.59%        4.18%        0.59%
Year ended October 31, 2002             1.00      1.64%            807,638     0.57%        1.64%        0.57%
------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period ended October 31, 2002 (a)      $1.00      1.54%(b)      $2,200,424     0.20%(c)     1.86%(c)     0.21%(c)(d)
------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 1999 (a)      $1.00      4.76%(b)      $   73,672     0.31%(c)     4.77%(c)     0.40%(c)(d)
Year ended October 31, 2000             1.00      6.02%            227,093     0.37%        5.96%        0.37%(d)
Year ended October 31, 2001             1.00      4.80%            784,035     0.34%        4.39%        0.34%
Year ended October 31, 2002             1.00      1.89%            699,936     0.32%        1.88%        0.32%
------------------------------------------------------------------------------------------------------------------

(a) Class A (Investor) Shares commenced operations on November 13, 1998.
    Class B Shares commenced operations on April 4, 2001.
    Class C Shares commenced operations on March 23, 2001.
    Class D (Private Investor) Shares commenced operations on April 1, 1999. Class I Shares commenced operations on January 9, 2002.
    Class Y Shares commenced operations on November 12, 1998.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(e) Excludes redemption charge.

See notes to financial statements.

24    HSBC INVESTOR FAMILY OF FUNDS

        HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
.................................................................................

        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             INVESTMENT ACTIVITIES
                                            -----------------------
                                NET ASSET
                                 VALUE,        NET       TOTAL FROM
                                BEGINNING   INVESTMENT   INVESTMENT
                                OF PERIOD     INCOME     ACTIVITIES
-------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1998     $1.00        0.05         0.05
One month period ended October
 31, 1998                          1.00        0.00*        0.00*
Year ended October 31, 1999        1.00        0.04         0.04
Year ended October 31, 2000        1.00        0.05         0.05
Year ended October 31, 2001        1.00        0.04         0.04
Year ended October 31, 2002        1.00          --         0.01
-------------------------------------------------------------------
CLASS B SHARES
Period ended September 30,
 1998 (d)                         $1.00        0.00*        0.00*
One month period ended October
 31, 1998                          1.00        0.00*        0.00*
Year ended October 31, 1999        1.00        0.04         0.04
Year ended October 31, 2000        1.00        0.05         0.05
Year ended October 31, 2001        1.00        0.04         0.04
Year ended October 31, 2002        1.00        0.01         0.01
-------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 1999
 (d)                              $1.00        0.03         0.03
Year ended October 31, 2000        1.00        0.05         0.05
Year ended October 31, 2001        1.00        0.04         0.04
Year ended October 31, 2002        1.00        0.01         0.01
-------------------------------------------------------------------
CLASS Y SHARES
Year ended September 30, 1998     $1.00        0.06         0.06
One month period ended October
 31, 1998                          1.00        0.00*        0.00*
Year ended October 31, 1999        1.00        0.05         0.05
Year ended October 31, 2000        1.00        0.06         0.06
Year ended October 31, 2001        1.00        0.05         0.05
Year ended October 31, 2002        1.00        0.02         0.02
-------------------------------------------------------------------

                                              DIVIDENDS
                                -------------------------------------

                                             NET REALIZED
                                   NET        GAINS FROM
                                INVESTMENT    INVESTMENT      TOTAL
                                  INCOME     TRANSACTIONS   DIVIDENDS
---------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1998     (0.05)        (0.00)*       (0.05)
One month period ended October
 31, 1998                         (0.00)*          --         (0.00)*
Year ended October 31, 1999       (0.04)        (0.00)*       (0.04)
Year ended October 31, 2000       (0.05)        (0.00)*       (0.05)
Year ended October 31, 2001       (0.04)           --         (0.04)
Year ended October 31, 2002       (0.01)           --         (0.01)
---------------------------------------------------------------------
CLASS B SHARES
Period ended September 30,
 1998 (d)                         (0.00)*          --         (0.00)*
One month period ended October
 31, 1998                         (0.00)*          --         (0.00)*
Year ended October 31, 1999       (0.04)        (0.00)*       (0.04)
Year ended October 31, 2000       (0.05)        (0.00)*       (0.05)
Year ended October 31, 2001       (0.04)           --         (0.04)
Year ended October 31, 2002       (0.01)           --         (0.01)
---------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 1999
 (d)                              (0.03)        (0.00)*       (0.03)
Year ended October 31, 2000       (0.05)        (0.00)*       (0.05)
Year ended October 31, 2001       (0.04)           --         (0.04)
Year ended October 31, 2002       (0.01)           --         (0.01)
---------------------------------------------------------------------
CLASS Y SHARES
Year ended September 30, 1998     (0.06)        (0.00)*       (0.06)
One month period ended October
 31, 1998                         (0.00)*          --         (0.00)*
Year ended October 31, 1999       (0.05)        (0.00)*       (0.05)
Year ended October 31, 2000       (0.06)        (0.00)*       (0.06)
Year ended October 31, 2001       (0.05)           --         (0.05)
Year ended October 31, 2002       (0.02)           --         (0.02)
---------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                          --------------------------------------------------
                                                                                     RATIO OF
                                                                                        NET
                                NET ASSET                 NET ASSETS    RATIO OF    INVESTMENT     RATIO OF
                                 VALUE,                   AT END OF     EXPENSES     INCOME TO     EXPENSES
                                 END OF     TOTAL           PERIOD     TO AVERAGE     AVERAGE     TO AVERAGE
                                 PERIOD     RETURN         (000'S)     NET ASSETS   NET ASSETS    NET ASSETS
-----------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1998     $1.00     5.00%         $  988,236     0.52%         4.89%        0.62%(a)
One month period ended October
 31, 1998                          1.00     0.39%(b)       1,055,163     0.50%(c)      4.40%(c)     0.60%(a)(c)
Year ended October 31, 1999        1.00     4.24%            932,874     0.66%         4.16%        0.66%
Year ended October 31, 2000        1.00     5.32%          1,024,292     0.75%         5.20%        0.75%
Year ended October 31, 2001        1.00     4.21%            864,287     0.73%         4.20%        0.73%
Year ended October 31, 2002        1.00     1.23%            780,008     0.72%         1.23%        0.72%
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended September 30,
 1998 (d)                         $1.00     0.22%(b)(e)   $      113     1.27%(c)      4.14%(c)     1.37%(a)(c)
One month period ended October
 31, 1998                          1.00     0.32%(b)(e)          113     1.25%(c)      3.65%(c)     1.35%(a)(c)
Year ended October 31, 1999        1.00     3.54%(e)             119     1.34%         3.49%        1.34%
Year ended October 31, 2000        1.00     4.72%(e)             119     1.32%         4.61%        1.32%
Year ended October 31, 2001        1.00     3.59%(e)             144     1.33%         3.49%        1.33%
Year ended October 31, 2002        1.00     0.62%(e)              16     1.32%         0.74%        1.32%
-----------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 1999
 (d)                              $1.00     2.53%(b)      $  465,526     0.60%(c)      4.26%(c)     0.60%(c)
Year ended October 31, 2000        1.00     5.47%            566,879     0.60%         5.36%        0.60%
Year ended October 31, 2001        1.00     4.37%            778,767     0.58%         4.25%        0.58%
Year ended October 31, 2002        1.00     1.38%            557,974     0.57%         1.39%        0.57%
-----------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended September 30, 1998     $1.00     5.27%         $   29,023     0.27%         5.14%        0.37%(a)
One month period ended October
 31, 1998                          1.00     0.41%(b)          34,617     0.25%(c)      4.65%(c)     0.35%(a)(c)
Year ended October 31, 1999        1.00     4.57%             38,858     0.34%         4.47%        0.34%
Year ended October 31, 2000        1.00     5.74%            149,267     0.35%         5.71%        0.35%
Year ended October 31, 2001        1.00     4.63%            166,269     0.33%         4.52%        0.33%
Year ended October 31, 2002        1.00     1.63%            223,729     0.32%         1.62%        0.32%
-----------------------------------------------------------------------------------------------------------

  *  Less than $0.005 per share.
 (a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
 (b) Not annualized.
 (c) Annualized.
 (d) Class B Shares commenced operations on September 11, 1998. Class D (Private Investor) Shares commenced operations on April 1, 1999.
 (e) Excludes redemption charge.

See notes to financial statements.

                                             HSBC INVESTOR FAMILY OF FUNDS    25

        HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
.................................................................................

        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             INVESTMENT ACTIVITIES                  DIVIDENDS
                                            -----------------------   -------------------------------------
                                NET ASSET                                          NET REALIZED
                                 VALUE,        NET       TOTAL FROM      NET        GAINS FROM
                                BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                OF PERIOD     INCOME     ACTIVITIES     INCOME     TRANSACTIONS   DIVIDENDS
-----------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998       $1.00        0.03         0.03        (0.03)        (0.00)*       (0.03)
Year ended October 31, 1999        1.00        0.02         0.02        (0.02)           --         (0.02)
Year ended October 31, 2000        1.00        0.03         0.03        (0.03)           --         (0.03)
Year ended October 31, 2001        1.00        0.02         0.02        (0.02)           --         (0.02)
Year ended October 31, 2002        1.00        0.01         0.01        (0.01)           --         (0.01)
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b) $1.00        0.01         0.01        (0.01)           --         (0.01)
Year ended October 31, 1999 (f)    1.00          --           --           --            --            --
Year ended October 31, 2000 (f)    1.00          --           --           --            --            --
Year ended October 31, 2001 (f)    1.00          --           --           --            --            --
Year ended October 31, 2002        1.00        0.00*        0.00*       (0.00)*          --         (0.00)*
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b) $1.00        0.01         0.01        (0.01)           --         (0.01)
Year ended October 31, 2002        1.00        0.00*        0.00*       (0.00)*          --         (0.00)*
-----------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 1999 (b) $1.00        0.02         0.02        (0.02)           --         (0.02)
Year ended October 31, 2000        1.00        0.03         0.03        (0.03)           --         (0.03)
Year ended October 31, 2001        1.00        0.03         0.03        (0.03)           --         (0.03)
Year ended October 31, 2002        1.00        0.01         0.01        (0.01)           --         (0.01)*
-----------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 1998       $1.00        0.03         0.03        (0.03)        (0.00)*       (0.03)
Year ended October 31, 1999        1.00        0.03         0.03        (0.03)           --         (0.03)
Year ended October 31, 2000        1.00        0.04         0.04        (0.04)           --         (0.04)
Year ended October 31, 2001        1.00        0.03         0.03        (0.03)           --         (0.03)
Year ended October 31, 2002        1.00        0.01         0.01        (0.01)           --         (0.01)
-----------------------------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                          --------------------------------------------------
                                                                                     RATIO OF
                                                                                        NET
                                NET ASSET                 NET ASSETS    RATIO OF    INVESTMENT     RATIO OF
                                 VALUE,                   AT END OF     EXPENSES     INCOME TO     EXPENSES
                                 END OF     TOTAL           PERIOD     TO AVERAGE     AVERAGE     TO AVERAGE
                                 PERIOD     RETURN         (000'S)     NET ASSETS   NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1998       $1.00     2.95%          $153,592      0.58%         2.90%        0.66%(a)
Year ended October 31, 1999        1.00     2.36%           113,583      0.70%         2.39%        0.70%
Year ended October 31, 2000        1.00     3.24%           134,841      0.73%         3.17%        0.73%
Year ended October 31, 2001        1.00     2.47%           126,585      0.72%         2.48%        0.72%
Year ended October 31, 2002        1.00     0.82%           146,759      0.70%         0.82%        0.70%
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b) $1.00     1.24%(c)(d)    $      0**    1.33%(e)      2.15%(e)     1.41%(a)(e)
Year ended October 31, 1999 (f)    1.00        --                 0**       --            --           --
Year ended October 31, 2000 (f)    1.00        --                 0**       --            --           --
Year ended October 31, 2001 (f)    1.00        --                 0**       --            --           --
Year ended October 31, 2002        1.00     0.06%(d)             17      1.28%         0.19%        1.28%
------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b) $1.00     0.88%(c)(d)    $      1      1.37%(e)      1.40%(e)     1.37%(e)
Year ended October 31, 2002        1.00     0.14%(d)             --      1.16%         0.36%        1.33%(a)
------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR)
 SHARES
Period ended October 31, 1999 (b) $1.00     1.50%(c)       $ 39,443      0.63%(e)      2.51%(e)     0.63%(e)
Year ended October 31, 2000        1.00     3.39%           100,291      0.58%         3.35%        0.58%
Year ended October 31, 2001        1.00     2.63%           182,326      0.57%         2.44%        0.57%
Year ended October 31, 2002        1.00     0.97%           226,280      0.55%         0.97%        0.55%
------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Year ended October 31, 1998       $1.00     3.21%          $ 10,759      0.33%         3.15%        0.41%(a)
Year ended October 31, 1999        1.00     2.70%            11,986      0.38%         2.71%        0.38%
Year ended October 31, 2000        1.00     3.65%            42,306      0.33%         3.64%        0.33%
Year ended October 31, 2001        1.00     2.88%            71,289      0.32%         2.76%        0.32%
Year ended October 31, 2002        1.00     1.22%           107,422      0.30%         1.21%        0.30%
------------------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.

 ** Less than $500.

 (a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Class B Shares commenced operations on April 29, 1998. Class C Shares commenced operations on March 19, 2001. Class D (Private Investor) Shares commenced operations on April 1, 1999.

 (c) Not annualized.

 (d) Excludes redemption charge.

 (e) Annualized.

 (f) During the period, Class B Shares had no operations. Net assets at the end of period represent seed money.

See notes to financial statements.

26    HSBC INVESTOR FAMILY OF FUNDS

        HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
.................................................................................

        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  INVESTMENT ACTIVITIES          DIVIDENDS
                                                 -----------------------   ----------------------
                                     NET ASSET
                                      VALUE,        NET       TOTAL FROM      NET
                                     BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                     OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
-------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001 (b)      $1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2002             1.00        0.01         0.01        (0.01)       (0.01)
-------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2001 (b)      $1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2002             1.00        0.01         0.01        (0.01)       (0.01)
-------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2001 (b)      $1.00        0.01         0.01        (0.01)       (0.01)
Year ended October 31, 2002             1.00        0.01         0.01        (0.01)       (0.01)
-------------------------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                            -----------------------------------------------------
                                                                                       RATIO OF
                                                                                          NET
                                     NET ASSET              NET ASSETS    RATIO OF    INVESTMENT      RATIO OF
                                      VALUE,                AT END OF     EXPENSES     INCOME TO      EXPENSES
                                      END OF     TOTAL        PERIOD     TO AVERAGE     AVERAGE      TO AVERAGE
                                      PERIOD     RETURN      (000'S)     NET ASSETS   NET ASSETS    NET ASSETS(a)
-----------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001 (b)      $1.00     1.10%(c)    $    186      0.80%(d)      2.39%(d)       1.16%(d)
Year ended October 31, 2002             1.00     1.00%        156,661      0.80%         0.83%          0.81%
-----------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2001 (b)      $1.00     1.26%(c)    $ 28,282      0.65%(d)      2.58%(d)       0.98%(d)
Year ended October 31, 2002             1.00     1.15%         97,788      0.65%         1.09%          0.71%
-----------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2001 (b)      $1.00     1.40%(c)    $ 22,710      0.40%(d)      2.78%(d)       0.75%(d)
Year ended October 31, 2002             1.00     1.41%         36,841      0.40%         1.38%          0.51%
-----------------------------------------------------------------------------------------------------------------

 (a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
 (b) Class A (Investor) Shares commenced operations on May 24, 2001.
     Class D (Private Investor) Shares commenced operations on May 14, 2001. Class Y Shares commenced operations on May 11, 2001.
 (c) Not annualized.
 (d) Annualized.

See notes to financial statements.

                                             HSBC INVESTOR FAMILY OF FUNDS    27

        HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
        FINANCIAL HIGHLIGHTS
.................................................................................

        SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  INVESTMENT ACTIVITIES          DIVIDENDS
                                                 -----------------------   ----------------------
                                     NET ASSET
                                      VALUE,        NET       TOTAL FROM      NET
                                     BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT     TOTAL
                                     OF PERIOD     INCOME     ACTIVITIES     INCOME     DIVIDENDS
-------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2002 (b)       1.00        0.00*        0.00*       (0.00)*      (0.00)*
-------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2002 (b)       1.00        0.00*        0.00*       (0.00)*      (0.00)*
-------------------------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                            -----------------------------------------------------
                                                                                       RATIO OF
                                                                                          NET
                                     NET ASSET              NET ASSETS    RATIO OF    INVESTMENT      RATIO OF
                                      VALUE,                AT END OF     EXPENSES     INCOME TO      EXPENSES
                                      END OF     TOTAL        PERIOD     TO AVERAGE     AVERAGE      TO AVERAGE
                                      PERIOD     RETURN      (000'S)     NET ASSETS   NET ASSETS    NET ASSETS(a)
-----------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2002 (b)       1.00     0.37%(c)     99,677       0.40%(d)      0.99%(d)       0.71%(d)
-----------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Period ended October 31, 2002 (b)       1.00     0.39%(c)      1,035       0.09%(d)      1.37%(d)       0.45%(d)
-----------------------------------------------------------------------------------------------------------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(b) Class D (Private Investor) Shares commenced operations on June 17, 2002. Class Y Shares commenced operations on July 18, 2002.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

28    HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2002
.................................................................................

1.  ORGANIZATION:

        The HSBC Investor Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end management investment company. The Trust contains the following funds (individually a 'Fund,' collectively the 'Funds'):

FUND                                               SHORT NAME
----                                               ----------
HSBC Investor Money Market Fund                    Money Market Fund
HSBC Investor U.S. Government Money Market Fund    U.S. Government Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund  N.Y. Tax-Free Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund      U.S. Treasury Money Market Fund
HSBC Investor California Tax-Free Money Market     California Tax-Free Money Market
  Fund                                             Fund

        The Funds are separate series of the Trust and are part of the HSBC Investor Family of Funds. Financial statements for all other series of HSBC Investor Family of Funds are published separately.

        The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Funds are authorized to issue five classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares, and Class Y Shares. In addition, the Money Market Fund is authorized to issue Class I Shares. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing and/or distribution plans, management operational support fees, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        Investments of the Funds are valued at amortized cost, which approximates value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

    REPURCHASE AGREEMENTS:

        The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.


                                              HSBC INVESTOR FAMILY OF FUNDS   29

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................


    LINE OF CREDIT:

        The Money Market Fund participates in a short-term, demand note agreement with HSBC Bank USA, an affiliate of the Investment Adviser. Under the agreement, the Money Market Fund may borrow up to $50 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. For the year ended October 31, 2002, the Money Market Fund did not borrow any monies from the line of credit.

    EXPENSE ALLOCATION:

        Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

    DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

        The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to paid-in capital; temporary differences do not require reclassification.

    FEDERAL INCOME TAXES:

        Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT MANAGEMENT:

        HSBC Asset Management (Americas) Inc. ('HSBC' or the 'Investment Adviser'), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments pursuant to an Investment Advisory Agreement. For its services, HSBC receives a fee, accrued daily and paid monthly, based on average daily net assets, at an annual rate of:

FUND                                                          FEE RATE
----                                                          --------
Money Market Fund...........................................    0.10%
U.S. Government Money Market Fund...........................    0.10%
N.Y. Tax-Free Money Market Fund.............................    0.10%
U.S. Treasury Money Market Fund.............................    0.10%
California Tax-Free Money Market Fund.......................    0.10%

        HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement. For its services, HSBC receives a fee, accrued daily and paid monthly, based on average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares and Class Y Shares, at an annual rate of:

30   HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................

FUND                                                          FEE RATE
----                                                          --------
Money Market Fund...........................................    0.10%
U.S. Government Money Market Fund...........................    0.10%
N.Y. Tax-Free Money Market Fund.............................    0.05%
U.S. Treasury Money Market Fund.............................    0.10%
California Tax-Free Money Market Fund.......................    0.10%

    ADMINISTRATION:

        BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the Administration Agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS                             FEE RATE
---------------------------------                             --------
Up to $1 billion............................................    0.10%
In excess of $1 billion but not exceeding $2 billion........    0.08%
In excess of $2 billion.....................................    0.07%

        The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each of the HSBC Investor Family of Funds based upon its pro-rata share of net assets.

    DISTRIBUTION PLAN:

        BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Trust as the Distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment of actual expenses by the Funds to the Distributor at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares (currently not being charged), Class B Shares, Class C Shares and Class D (Private Investor) Shares (currently not being charged) of the Fund, respectively. This payment represents expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares.

    SHAREHOLDER SERVICING:

        The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.85%, 1.00%, 1.00% and 0.50% annually of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectively.

    FUND ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN:

        BISYS Ohio provides fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the Funds. For services to the Funds, BISYS Ohio receives an annual fee from each Fund accrued daily and paid monthly.

    EXPENSE REDUCTION:

        The Investment Adviser has agreed to limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses, of the Money Market Fund, U.S. Treasury Money Market Fund and California Tax-Free Money Market Fund. Each Fund Class has it's own expense limitations based on average daily net assets for any full fiscal year as follows:

                                             HSBC INVESTOR FAMILY OF FUNDS    31

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................


FUND                                                     CLASS                    EXPENSE LIMITATION
----                                                     -----                    ------------------
Money Market Fund                                         I                              0.20%
U.S. Treasury Money Market Fund                           A                              0.80
U.S. Treasury Money Market Fund                           B                              1.40
U.S. Treasury Money Market Fund                           C                              1.40
U.S. Treasury Money Market Fund                           D                              0.65
U.S. Treasury Money Market Fund                           Y                              0.40
California Tax-Free Money Market Fund                     A                              0.80
California Tax-Free Money Market Fund                     B                              1.40
California Tax-Free Money Market Fund                     C                              1.40
California Tax-Free Money Market Fund                     D                              0.65
California Tax-Free Money Market Fund                     Y                              0.40

4.  CONCENTRATION OF CREDIT RISK:

        The N.Y. Tax-Free Money Market Fund and California Tax-Free Money Market Fund invest primarily in debt obligations issued by the State of New York and the State of California and their respective political subdivisions, agencies and public authorities. The Funds are more susceptible to economic and political factors adversely affecting issuers of New York and California specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

32   HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2002 (CONTINUED)
.................................................................................

5.  FEDERAL INCOME TAX INFORMATION:

        The tax character of dividends paid by the Funds during the fiscal year ended October 31, 2002 were as follows:

                                               DIVIDENDS PAID FROM
                                             -----------------------
                                                              NET
                                                           LONG TERM      TOTAL                         TOTAL
                                              ORDINARY      CAPITAL      TAXABLE      TAX EXEMPT      DIVIDENDS
                                               INCOME        GAINS      DIVIDENDS    DISTRIBUTIONS     PAID(1)
                                               ------        -----      ---------    -------------     -------
Money Market Fund                            $58,627,306    $    --    $58,627,306    $       --     $58,627,306
U.S. Government Money Market Fund             25,083,609         --     25,083,609            --      25,083,609
N.Y. Tax-Free Money Market Fund                    1,065         --          1,065     4,377,263       4,378,328
U.S. Treasury Money Market Fund                1,027,549         --      1,027,549            --       1,027,549
California Tax-Free Money Market Fund              2,567         --          2,567       242,815         245,382

        As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

                                           UNDISTRIBUTED                               ACCUMULATED
                           UNDISTRIBUTED     LONG-TERM                                 CAPITAL AND         TOTAL
                             ORDINARY         CAPITAL      ACCUMULATED    DIVIDENDS       OTHER         ACCUMULATED
                              INCOME           GAINS        EARNINGS       PAYABLE       LOSSES      EARNINGS/(DEFICIT)
                              ------           -----        --------       -------       ------      ------------------
Money Market Fund           $6,151,679       $     --      $6,151,679     (6,150,541)   $     --          $  1,138
U.S. Government Money
 Market Fund                 1,696,853             --       1,696,853     (1,575,377)         --           121,476
N.Y. Tax-Free Money
 Market Fund                   449,407             --         449,407       (450,231)    (64,706)          (65,530)
U.S. Treasury Money
 Market Fund                   178,831             --         178,831       (161,746)         --            17,085
California Tax-Free Money
 Market Fund                    99,769             --          99,769        (95,860)         --             3,909

        As of October 31, 2002, the following Funds have net capital loss carryforwards, which are available to offset future realized gains.

                                                              AMOUNT   EXPIRES
                                                              ------   -------
N.Y. Tax-Free Money Market Fund                               13,841    2003
                                                              5,393     2004
                                                              9,911     2005
                                                              1,486     2006
                                                              14,848    2009
                                                              19,227    2010

---------

(1) Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

                                              HSBC INVESTOR FAMILY OF FUNDS   33

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Trustees of
HSBC Investor Funds:

We have audited the accompanying statements of assets and liabilities of HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund (collectively, the Funds), including the schedules of portfolio investments, as of October 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 2002, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds as of October 31, 2002, the results of their operations, changes in their net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 16, 2002

34    HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          BOARD OF TRUSTEES (UNAUDITED)
.................................................................................

The following table contains information regarding HSBC Investor Family of Funds Board of Trustees. Asterisks indicate those Trustees who are 'interested persons,' as defined in the Investment Company Act of 1940, as amended, of the Funds. The Funds' Statement of Additional Information includes additional information about the Trustees and is available by calling (888) 525-5757.

                                                                                                         NUMBER OF PORTFOLIOS
                                              TERM OF OFFICE AND                                             IN THE FUND
    NAME, ADDRESS            POSITION           LENGTH OF TIME            PRINCIPAL OCCUPATION(S)          COMPLEX OVERSEEN
       AND AGE          HELD WITH THE FUNDS  SERVED WITH THE FUNDS          DURING PAST 5 YEARS               BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Frederick C. Chen             Trustee        Indefinite; 12 years   Management Consultant, since 1987             28
P.O. Box 182845
Columbus, Ohio 43218
Age: 75
-----------------------------------------------------------------------------------------------------------------------------
Larry M. Robbins              Trustee        Indefinite; 15 years   Director for the Center of Teaching           28
P.O. Box 182845                                                     and Learning, University of
Columbus, Ohio 43218                                                Pennsylvania
Age: 63
-----------------------------------------------------------------------------------------------------------------------------
Alan S. Parsow                Trustee        Indefinite; 15 years   General Partner of Parsow                     28
P.O. Box 818                                                        Partnership, Ltd., since 1989
Elkhorn, NE 68022
Age: 52
-----------------------------------------------------------------------------------------------------------------------------
Michael Seely                 Trustee        Indefinite; 15 years   President of Investor Access                  28
475 Lexington Avenue                                                Corporation, 1978-present; Hedge
New York, NY 10017                                                  Fund Marker, Global Multi-Manager
Age: 57                                                             Parteners, since 1998
-----------------------------------------------------------------------------------------------------------------------------
Leslie E. Bains*              Trustee         Indefinite; 3 years   Executive Vice President, Republic            28
452 Fifth Avenue                                                    National Bank, 1993-1999; Senior
New York, NY 10018                                                  Executive Vice President, HSBC Bank
Age: 59                                                             USA, since 2000
-----------------------------------------------------------------------------------------------------------------------------

    NAME, ADDRESS       OTHER DIRECTORSHIPS
       AND AGE            HELD BY TRUSTEE
-------------------------------------------
Frederick C. Chen              None
P.O. Box 182845
Columbus, Ohio 43218
Age: 75
-------------------------------------------
Larry M. Robbins               None
P.O. Box 182845
Columbus, Ohio 43218
Age: 63
-------------------------------------------
Alan S. Parsow                 None
P.O. Box 818
Elkhorn, NE 68022
Age: 52
-------------------------------------------
Michael Seely                  None
475 Lexington Avenue
New York, NY 10017
Age: 57
-------------------------------------------
Leslie E. Bains*               None
452 Fifth Avenue
New York, NY 10018
Age: 59
-------------------------------------------


                                             HSBC INVESTOR FAMILY OF FUNDS    35

HSBC INVESTOR FAMILY OF FUNDS:

INVESTMENT ADVISER
HSBC Asset Management (Americas) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS
FOR HSBC BANK USA AND
HSBC BROKERAGE (USA) INC. CLIENTS:
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

FOR ALL OTHER SHAREHOLDERS:
HSBC Investor Funds
P.O. Box 182845
Columbus, OH 43218-2845
1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Suite 1600
Columbus, OH 43215

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006


The HSBC Investor Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Funds, which you should read carefully before you invest or send money.


                                                                           12/02


                          STATEMENT OF DIFFERENCES
                          ------------------------

 The dagger symbol shall be expressed as................................ 'D'